LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.71%
Aerospace & Defense–1.32%
†AAR Corp.	2,339	$139,241
†AeroVironment, Inc.	732	81,640
†AerSale Corp.	2,639	39,427
†Astronics Corp.	3,366	53,328
†Axon Enterprise, Inc.	615	122,379
†Boeing Co.	3,476	666,280
BWX Technologies, Inc.	5,445	408,266
†Byrna Technologies, Inc.	1,860	4,166
Curtiss-Wright Corp.	2,512	491,423
†Ducommun, Inc.	1,095	47,643
General Dynamics Corp.	3,875	856,259
HEICO Corp.	1,816	261,747
Hexcel Corp.	4,233	275,738
Howmet Aerospace, Inc.	8,890	411,162
Huntington Ingalls Industries, Inc.	1,759	359,856
†Innovative Solutions & Support, Inc.	1,699	12,912
Kaman Corp.	2,196	43,151
†Kratos Defense & Security Solutions, Inc.	7,221	108,459
L3Harris Technologies, Inc.	3,347	582,780
Lockheed Martin Corp.	4,642	1,898,392
†Mercury Systems, Inc.	2,952	109,490
Moog, Inc. Class A	2,078	234,731
National Presto Industries, Inc.	415	30,071
Northrop Grumman Corp.	1,400	616,266
Park Aerospace Corp.	1,422	22,084
†Parsons Corp.	3,000	163,050
†Rocket Lab USA, Inc.	12,685	55,560
RTX Corp.	17,936	1,290,854
Textron, Inc.	6,314	493,376
†TransDigm Group, Inc.	429	361,703
†Triumph Group, Inc.	2,183	16,722
†V2X, Inc.	700	36,162
Woodward, Inc.	2,515	312,514
		10,606,832
Air Freight & Logistics–0.70%
†Air Transport Services Group, Inc.	4,399	91,807
CH Robinson Worldwide, Inc.	6,303	542,877
Expeditors International of Washington, Inc.	6,016	689,614
FedEx Corp.	5,346	1,416,262
Forward Air Corp.	1,360	93,487
†GXO Logistics, Inc.	6,121	358,997
†Hub Group, Inc. Class A	1,843	144,749
†Radiant Logistics, Inc.	4,220	23,843
United Parcel Service, Inc. Class B	14,166	2,208,055
		5,569,691
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components–0.59%
†Adient PLC	6,791	$249,230
†American Axle & Manufacturing Holdings, Inc.	7,274	52,809
†Aptiv PLC	4,752	468,500
Autoliv, Inc.	5,998	578,687
BorgWarner, Inc.	14,888	601,029
†Cooper-Standard Holdings, Inc.	1,627	21,834
Dana, Inc.	8,992	131,913
†Dorman Products, Inc.	1,581	119,777
†Fox Factory Holding Corp.	1,929	191,125
†Garrett Motion, Inc.	3,700	29,156
Gentex Corp.	14,126	459,660
†Gentherm, Inc.	1,589	86,219
†Goodyear Tire & Rubber Co.	17,941	223,007
LCI Industries	1,744	204,780
Lear Corp.	3,586	481,241
†Modine Manufacturing Co.	3,832	175,314
†Motorcar Parts of America, Inc.	2,131	17,240
Patrick Industries, Inc.	1,704	127,902
Phinia, Inc.	2,977	79,754
†QuantumScape Corp.	13,098	87,626
Standard Motor Products, Inc.	1,116	37,520
†Stoneridge, Inc.	2,012	40,381
†Strattec Security Corp.	351	8,108
†Superior Industries International, Inc.	1,457	4,429
†Visteon Corp.	1,550	214,008
†XPEL, Inc.	810	62,459
		4,753,708
Automobiles–0.76%
Ford Motor Co.	55,802	693,061
General Motors Co.	25,960	855,901
Harley-Davidson, Inc.	10,933	361,445
†Lucid Group, Inc.	17,187	96,075
†Rivian Automotive, Inc. Class A	7,819	189,845
†Tesla, Inc.	13,763	3,443,778
Thor Industries, Inc.	3,525	335,333
Winnebago Industries, Inc.	1,657	98,509
		6,073,947
Banks–4.67%
1st Source Corp.	1,869	78,666
ACNB Corp.	300	9,483
Amalgamated Financial Corp.	896	15,429
Amerant Bancorp, Inc.	828	14,440
American National Bankshares, Inc.	691	26,217
Ameris Bancorp	4,264	163,695
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Ames National Corp.	508	$8,428
Arrow Financial Corp.	1,318	22,422
Associated Banc-Corp.	9,472	162,066
Atlantic Union Bankshares Corp.	5,077	146,116
†Axos Financial, Inc.	4,313	163,290
Banc of California, Inc.	4,299	53,222
BancFirst Corp.	2,354	204,162
†Bancorp, Inc.	5,433	187,438
Bank of America Corp.	92,335	2,528,132
Bank of Hawaii Corp.	2,642	131,281
Bank of Marin Bancorp	1,102	20,145
Bank of NT Butterfield & Son Ltd.	3,380	91,530
Bank OZK	8,849	328,032
Bank7 Corp.	716	16,117
BankFinancial Corp.	1,093	9,422
BankUnited, Inc.	5,824	132,205
Bankwell Financial Group, Inc.	404	9,805
Banner Corp.	1,939	82,175
Bar Harbor Bankshares	748	17,675
BayCom Corp.	1,762	33,848
BCB Bancorp, Inc.	920	10,249
Berkshire Hills Bancorp, Inc.	4,384	87,899
†Blue Foundry Bancorp	1,892	15,836
Blue Ridge Bankshares, Inc.	816	3,688
BOK Financial Corp.	3,149	251,857
†Bridgewater Bancshares, Inc.	1,259	11,935
Brookline Bancorp, Inc.	6,793	61,884
Business First Bancshares, Inc.	727	13,639
Byline Bancorp, Inc.	1,200	23,652
C&F Financial Corp.	247	13,239
Cadence Bank	14,152	300,305
†California BanCorp	410	8,241
Cambridge Bancorp	195	12,147
Camden National Corp.	1,173	33,102
Capital Bancorp, Inc.	649	12,415
Capital City Bank Group, Inc.	1,029	30,695
Capitol Federal Financial, Inc.	10,543	50,290
Capstar Financial Holdings, Inc.	789	11,196
†Carter Bankshares, Inc.	1,205	15,099
Cathay General Bancorp	5,111	177,658
Central Pacific Financial Corp.	1,797	29,974
Central Valley Community Bancorp	650	9,172
CF Bankshares, Inc.	455	7,699
Chemung Financial Corp.	348	13,784
Citigroup, Inc.	25,062	1,030,800
Citizens & Northern Corp.	830	14,567
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Citizens Community Bancorp, Inc.	134	$1,286
Citizens Financial Group, Inc.	13,775	369,170
Citizens Financial Services, Inc.	343	16,437
City Holding Co.	1,056	95,410
Civista Bancshares, Inc.	1,887	29,249
CNB Financial Corp.	1,363	24,684
†Coastal Financial Corp.	985	42,266
Codorus Valley Bancorp, Inc.	389	7,251
Colony Bankcorp, Inc.	809	8,086
Columbia Banking System, Inc.	13,339	270,782
†Columbia Financial, Inc.	5,791	90,977
Comerica, Inc.	5,568	231,350
Commerce Bancshares, Inc.	7,065	338,979
Community Bank System, Inc.	3,521	148,621
Community Trust Bancorp, Inc.	1,576	53,994
Community West Bancshares	798	10,366
ConnectOne Bancorp, Inc.	3,369	60,069
†CrossFirst Bankshares, Inc.	2,044	20,624
Cullen/Frost Bankers, Inc.	3,117	284,302
†Customers Bancorp, Inc.	2,725	93,876
CVB Financial Corp.	8,489	140,663
Dime Community Bancshares, Inc.	3,418	68,223
Eagle Bancorp, Inc.	2,082	44,659
East West Bancorp, Inc.	8,263	435,543
Eastern Bankshares, Inc.	6,232	78,149
Enterprise Bancorp, Inc.	505	13,827
Enterprise Financial Services Corp.	2,260	84,750
Equity Bancshares, Inc. Class A	1,411	33,963
Esquire Financial Holdings, Inc.	464	21,200
ESSA Bancorp, Inc.	506	7,595
Evans Bancorp, Inc.	369	9,889
Farmers & Merchants Bancorp, Inc.	621	10,886
Farmers National Banc Corp.	1,405	16,242
FB Financial Corp.	3,337	94,637
†FFBW, Inc.	489	5,491
Fidelity D&D Bancorp, Inc.	372	16,889
Fifth Third Bancorp	18,805	476,331
Financial Institutions, Inc.	1,236	20,802
Finward Bancorp	301	6,318
First Bancorp	2,305	64,863
First BanCorp	15,722	211,618
First Bancorp, Inc.	400	9,400
First Bancshares, Inc.	1,446	38,999
First Bank	702	7,568
LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Busey Corp.	3,995	$76,784
First Business Financial Services, Inc.	400	12,004
First Capital, Inc.	402	10,814
First Citizens BancShares, Inc. Class A	517	713,512
First Commonwealth Financial Corp.	7,586	92,625
First Community Bankshares, Inc.	1,806	53,187
First Financial Bancorp	6,619	129,732
First Financial Bankshares, Inc.	6,396	160,668
First Financial Corp.	910	30,767
First Foundation, Inc.	3,162	19,225
First Hawaiian, Inc.	9,409	169,832
First Horizon Corp.	29,816	328,572
First Internet Bancorp	281	4,555
First Interstate BancSystem, Inc. Class A	5,713	142,482
First Merchants Corp.	3,427	95,339
First Mid Bancshares, Inc.	782	20,770
First of Long Island Corp.	2,890	33,264
First Savings Financial Group, Inc.	486	7,266
†First Seacoast Bancorp, Inc.	801	5,615
First United Corp.	461	7,480
†First Western Financial, Inc.	385	6,988
Five Star Bancorp	972	19,498
Flushing Financial Corp.	2,575	33,810
FNB Corp.	24,748	267,031
FNCB Bancorp, Inc.	1,311	7,800
Franklin Financial Services Corp.	484	13,794
FS Bancorp, Inc.	364	10,738
Fulton Financial Corp.	10,167	123,122
†FVCBankcorp, Inc.	1,846	23,647
German American Bancorp, Inc.	1,832	49,629
Glacier Bancorp, Inc.	7,320	208,620
Great Southern Bancorp, Inc.	1,288	61,721
Guaranty Bancshares, Inc.	986	28,288
Hancock Whitney Corp.	5,726	211,805
Hanmi Financial Corp.	2,726	44,243
HarborOne Bancorp, Inc.	3,449	32,834
Hawthorn Bancshares, Inc.	432	7,020
HBT Financial, Inc.	668	12,184
Heartland Financial USA, Inc.	2,936	86,406
Heritage Commerce Corp.	4,676	39,606
Heritage Financial Corp.	2,744	44,755
Hilltop Holdings, Inc.	4,920	139,531
Hingham Institution For Savings The	65	12,139
Home Bancorp, Inc.	767	24,444
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Home BancShares, Inc.	11,965	$250,547
HomeStreet, Inc.	1,444	11,249
HomeTrust Bancshares, Inc.	2,018	43,730
Hope Bancorp, Inc.	7,589	67,163
Horizon Bancorp, Inc.	3,992	42,635
Huntington Bancshares, Inc.	38,021	395,418
Independent Bank Corp.	5,850	217,312
Independent Bank Group, Inc.	3,133	123,910
International Bancshares Corp.	4,629	200,621
Investar Holding Corp.	619	6,555
JPMorgan Chase & Co.	50,533	7,328,296
Kearny Financial Corp.	6,302	43,673
KeyCorp	23,443	252,247
Lakeland Bancorp, Inc.	3,667	46,278
Lakeland Financial Corp.	1,686	80,018
Landmark Bancorp, Inc.	555	10,101
LCNB Corp.	779	11,116
Live Oak Bancshares, Inc.	3,910	113,195
Luther Burbank Corp.	1,860	15,624
M&T Bank Corp.	5,091	643,757
Macatawa Bank Corp.	1,713	15,348
MainStreet Bancshares, Inc.	481	9,880
Mercantile Bank Corp.	1,549	47,880
Meridian Corp.	630	6,171
Metrocity Bankshares, Inc.	927	18,243
†Metropolitan Bank Holding Corp.	1,000	36,280
Mid Penn Bancorp, Inc.	517	10,407
Middlefield Banc Corp.	600	15,246
Midland States Bancorp, Inc.	2,021	41,511
MidWestOne Financial Group, Inc.	1,275	25,921
MVB Financial Corp.	505	11,403
National Bank Holdings Corp. Class A	1,818	54,104
National Bankshares, Inc.	222	5,559
NBT Bancorp, Inc.	3,590	113,767
New York Community Bancorp, Inc.	40,190	455,755
Nicolet Bankshares, Inc.	736	51,358
Northeast Bank	600	26,460
Northeast Community Bancorp, Inc.	1,217	17,963
Northfield Bancorp, Inc.	4,576	43,243
Northrim BanCorp, Inc.	322	12,758
Northwest Bancshares, Inc.	9,475	96,929
Norwood Financial Corp.	355	9,145
Oak Valley Bancorp	1,718	43,087
OceanFirst Financial Corp.	3,787	54,798
OFG Bancorp	3,694	110,303
Ohio Valley Banc Corp.	303	7,408
Old National Bancorp	20,475	297,706
Old Point Financial Corp.	531	9,696
LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Old Second Bancorp, Inc.	1,033	$14,059
OP Bancorp	1,114	10,193
†OptimumBank Holdings, Inc.	160	507
Orange County Bancorp, Inc.	220	9,497
Origin Bancorp, Inc.	1,422	41,053
Orrstown Financial Services, Inc.	503	10,568
Pacific Premier Bancorp, Inc.	5,733	124,750
PacWest Bancorp	6,636	52,491
Park National Corp.	1,191	112,573
Parke Bancorp, Inc.	739	12,038
Pathward Financial, Inc.	3,304	152,281
†Patriot National Bancorp, Inc.	972	6,921
PCB Bancorp	642	9,919
Peapack-Gladstone Financial Corp.	2,178	55,866
Penns Woods Bancorp, Inc.	878	18,508
Peoples Bancorp of North Carolina, Inc.	800	17,984
Peoples Bancorp, Inc.	2,814	71,419
Peoples Financial Services Corp.	412	16,521
Pinnacle Financial Partners, Inc.	3,905	261,791
†Pioneer Bancorp, Inc.	1,588	13,562
Plumas Bancorp	367	12,529
PNC Financial Services Group, Inc.	5,084	624,163
†Ponce Financial Group, Inc.	1,139	8,907
Popular, Inc.	5,265	331,748
Preferred Bank	1,329	82,730
Premier Financial Corp.	3,387	57,782
Primis Financial Corp.	1,601	13,048
Princeton Bancorp, Inc.	477	13,828
Prosperity Bancshares, Inc.	4,571	249,485
†Provident Bancorp, Inc.	1,300	12,597
Provident Financial Services, Inc.	5,414	82,780
QCR Holdings, Inc.	1,366	66,278
RBB Bancorp	1,258	16,077
Red River Bancshares, Inc.	400	18,384
Regions Financial Corp.	24,752	425,734
Renasant Corp.	4,113	107,719
Republic Bancorp, Inc. Class A	1,308	57,617
Richmond Mutual BanCorp, Inc.	246	2,743
Riverview Bancorp, Inc.	1,450	8,062
S&T Bancorp, Inc.	3,057	82,784
Sandy Spring Bancorp, Inc.	3,595	77,041
SB Financial Group, Inc.	200	2,744
Seacoast Banking Corp. of Florida	3,281	72,051
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
ServisFirst Bancshares, Inc.	3,116	$162,562
Shore Bancshares, Inc.	1,726	18,158
Sierra Bancorp	1,304	24,724
Simmons First National Corp. Class A	7,801	132,305
SmartFinancial, Inc.	542	11,583
South Plains Financial, Inc.	621	16,419
†Southern First Bancshares, Inc.	419	11,288
Southern Missouri Bancorp, Inc.	664	25,690
Southern States Bancshares, Inc.	652	14,729
Southside Bancshares, Inc.	2,708	77,720
SouthState Corp.	4,676	314,975
Stellar Bancorp, Inc.	3,763	80,227
†Sterling Bancorp, Inc.	1,968	11,493
Stock Yards Bancorp, Inc.	1,461	57,403
Summit Financial Group, Inc.	450	10,143
Synovus Financial Corp.	9,521	264,684
Territorial Bancorp, Inc.	299	2,718
†Texas Capital Bancshares, Inc.	2,530	149,017
†Third Coast Bancshares, Inc.	784	13,406
Timberland Bancorp, Inc.	400	10,840
Tompkins Financial Corp.	1,112	54,477
Towne Bank	4,814	110,385
TriCo Bancshares	2,055	65,822
†Triumph Financial, Inc.	2,365	153,228
Truist Financial Corp.	16,483	471,579
TrustCo Bank Corp.	1,470	40,116
Trustmark Corp.	4,607	100,110
U.S. Bancorp	22,915	757,570
UMB Financial Corp.	2,898	179,821
United Bankshares, Inc.	8,773	242,047
United Community Banks, Inc.	5,327	135,359
United Security Bancshares	2,131	15,855
Unity Bancorp, Inc.	845	19,798
Univest Financial Corp.	2,727	47,395
†USCB Financial Holdings, Inc.	1,035	10,878
Valley National Bancorp	26,937	230,581
Veritex Holdings, Inc.	2,371	42,559
Virginia National Bankshares Corp.	307	9,317
Washington Federal, Inc.	4,358	111,652
Washington Trust Bancorp, Inc.	1,505	39,627
Webster Financial Corp.	9,448	380,849
Wells Fargo & Co.	48,142	1,967,082
WesBanco, Inc.	5,072	123,858
West BanCorp, Inc.	758	12,363
Westamerica BanCorp	1,867	80,748
LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Western Alliance Bancorp	5,374	$247,043
Western New England Bancorp, Inc.	1,120	7,269
William Penn Bancorp	914	11,407
Wintrust Financial Corp.	2,899	218,874
WSFS Financial Corp.	4,769	174,068
Zions Bancorp NA	7,368	257,070
		37,366,890
Beverages–1.25%
†Boston Beer Co., Inc. Class A	527	205,282
Brown-Forman Corp. Class A	8,438	487,476
†Celsius Holdings, Inc.	1,043	178,979
Coca-Cola Co.	42,594	2,384,412
Coca-Cola Consolidated, Inc.	532	338,522
Constellation Brands, Inc. Class A	1,933	485,821
†Duckhorn Portfolio, Inc.	5,564	57,087
Keurig Dr Pepper, Inc.	6,902	217,896
MGP Ingredients, Inc.	1,309	138,073
Molson Coors Beverage Co. Class B	6,124	389,425
†Monster Beverage Corp.	5,398	285,824
†National Beverage Corp.	4,024	189,209
PepsiCo, Inc.	27,525	4,663,836
		10,021,842
Biotechnology–2.45%
†2seventy bio, Inc.	1,762	6,907
†4D Molecular Therapeutics, Inc.	1,916	24,391
†Aadi Bioscience, Inc.	1,704	8,247
AbbVie, Inc.	31,346	4,672,435
†Acumen Pharmaceuticals, Inc.	2,758	11,446
†Adicet Bio, Inc.	1,731	2,372
†Adverum Biotechnologies, Inc.	5,792	8,688
†Affimed NV	1,899	908
†Agios Pharmaceuticals, Inc.	3,393	83,977
†Akero Therapeutics, Inc.	788	39,857
†Aldeyra Therapeutics, Inc.	4,058	27,107
†Alector, Inc.	1,703	11,035
†Alkermes PLC	7,678	215,061
†Allakos, Inc.	198	449
†Allogene Therapeutics, Inc.	7,123	22,580
†Allovir, Inc.	3,122	6,712
†Alnylam Pharmaceuticals, Inc.	1,461	258,743
†Alpine Immune Sciences, Inc.	2,571	29,438
Amgen, Inc.	9,491	2,550,801
†AnaptysBio, Inc.	1,298	23,312
†Anika Therapeutics, Inc.	1,049	19,543
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Arcturus Therapeutics Holdings, Inc.	1,842	$47,063
†Arcus Biosciences, Inc.	5,741	103,051
†Arcutis Biotherapeutics, Inc.	1,509	8,013
†Ardelyx, Inc.	2,308	9,417
†Arrowhead Pharmaceuticals, Inc.	1,132	30,417
†Atara Biotherapeutics, Inc.	2,169	3,210
†Avid Bioservices, Inc.	1,153	10,884
†Avidity Biosciences, Inc.	3,180	20,288
†Avita Medical, Inc.	3,203	46,796
†Beam Therapeutics, Inc.	3,859	92,809
†Biogen, Inc.	2,985	767,175
†BioMarin Pharmaceutical, Inc.	2,850	252,168
†Bluebird Bio, Inc.	2,545	7,737
†Blueprint Medicines Corp.	908	45,600
†CareDx, Inc.	2,553	17,871
†Catalyst Pharmaceuticals, Inc.	2,500	29,225
†Celcuity, Inc.	961	8,784
†Celldex Therapeutics, Inc.	640	17,613
†Cogent Biosciences, Inc.	2,478	24,161
†Crinetics Pharmaceuticals, Inc.	600	17,844
†CRISPR Therapeutics AG	1,463	66,406
†Cue Biopharma, Inc.	1,743	4,009
†Cullinan Oncology, Inc.	2,469	22,344
†Day One Biopharmaceuticals, Inc.	1,142	14,012
†Deciphera Pharmaceuticals, Inc.	3,577	45,499
†Denali Therapeutics, Inc.	3,237	66,779
†Design Therapeutics, Inc.	1,353	3,193
†Dominari Holdings, Inc.	700	1,687
†Dynavax Technologies Corp.	7,873	116,284
†Dyne Therapeutics, Inc.	2,238	20,053
†Eagle Pharmaceuticals, Inc.	867	13,673
†Editas Medicine, Inc.	2,173	16,949
†Emergent BioSolutions, Inc.	3,148	10,703
†Enanta Pharmaceuticals, Inc.	1,564	17,470
†Exact Sciences Corp.	2,539	173,211
†Exelixis, Inc.	14,409	314,837
†Fate Therapeutics, Inc.	2,609	5,531
†G1 Therapeutics, Inc.	1,617	2,329
†Generation Bio Co.	2,510	9,513
Gilead Sciences, Inc.	27,540	2,063,848
†Graphite Bio, Inc.	4,429	10,984
†Halozyme Therapeutics, Inc.	4,947	188,975
†Homology Medicines, Inc.	5,153	6,029
†Horizon Therapeutics PLC	4,895	566,303
†Ideaya Biosciences, Inc.	1,500	40,470
†ImmunoGen, Inc.	4,878	77,414
†Immunovant, Inc.	4,470	171,603
LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Incyte Corp.	2,494	$144,078
†Intellia Therapeutics, Inc.	1,899	60,046
†Iovance Biotherapeutics, Inc.	11,445	52,075
†Ironwood Pharmaceuticals, Inc.	9,451	91,013
†KalVista Pharmaceuticals, Inc.	4,047	38,973
†Keros Therapeutics, Inc.	477	15,207
†Kodiak Sciences, Inc.	240	432
†Krystal Biotech, Inc.	1,336	154,976
†Kura Oncology, Inc.	3,845	35,066
†Kymera Therapeutics, Inc.	2,090	29,051
†Larimar Therapeutics, Inc.	2,554	10,088
†Lexicon Pharmaceuticals, Inc.	4,300	4,687
†Lineage Cell Therapeutics, Inc.	4,300	5,074
†Lumos Pharma, Inc.	21	69
†MacroGenics, Inc.	2,522	11,753
†MediciNova, Inc.	6,693	13,988
†MeiraGTx Holdings plc	2,724	13,375
†Mersana Therapeutics, Inc.	2,209	2,805
†Mirati Therapeutics, Inc.	1,120	48,787
†Moderna, Inc.	4,054	418,738
†Monte Rosa Therapeutics, Inc.	1,541	7,381
†Morphic Holding, Inc.	1,526	34,961
†Myriad Genetics, Inc.	6,104	97,908
†Neurocrine Biosciences, Inc.	1,790	201,375
†NextCure, Inc.	3,736	4,819
†Nurix Therapeutics, Inc.	1,279	10,053
†Nuvalent, Inc. Class A	1,352	62,151
†Olema Pharmaceuticals, Inc.	3,674	45,374
†Omega Therapeutics, Inc.	1,589	3,416
†Organogenesis Holdings, Inc.	1,728	5,495
†Ovid therapeutics, Inc.	5,420	20,813
=†PDL BioPharma, Inc.	12,718	20,476
†PMV Pharmaceuticals, Inc.	2,465	15,135
†Poseida Therapeutics, Inc.	2,501	5,952
†Protagonist Therapeutics, Inc.	3,412	56,912
†Prothena Corp. PLC	2,185	105,426
†Puma Biotechnology, Inc.	3,378	8,884
†RAPT Therapeutics, Inc.	1,100	18,282
†Recursion Pharmaceuticals, Inc. Class A	9,555	73,096
†Regeneron Pharmaceuticals, Inc.	1,658	1,364,468
†REGENXBIO, Inc.	2,597	42,747
†Relay Therapeutics, Inc.	5,091	42,815
†Replimune Group, Inc.	2,843	48,644
†REVOLUTION Medicines, Inc.	3,314	91,732
†Rhythm Pharmaceuticals, Inc.	1,655	37,941
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Rocket Pharmaceuticals, Inc.	1,401	$28,707
†Sage Therapeutics, Inc.	2,104	43,300
†Sangamo Therapeutics, Inc.	8,751	5,249
†Sarepta Therapeutics, Inc.	488	59,155
†Seagen, Inc.	1,844	391,205
†Shattuck Labs, Inc.	2,704	4,110
†SpringWorks Therapeutics, Inc.	1,869	43,211
†Stoke Therapeutics, Inc.	1,500	5,910
†Sutro Biopharma, Inc.	1,578	5,476
†Talaris Therapeutics, Inc.	2,399	6,741
†Twist Bioscience Corp.	2,797	56,667
†United Therapeutics Corp.	2,309	521,534
†Vanda Pharmaceuticals, Inc.	3,572	15,431
†Veracyte, Inc.	2,798	62,479
†Verastem, Inc.	570	4,634
†Vericel Corp.	1,703	57,085
†Vertex Pharmaceuticals, Inc.	2,316	805,366
†Viking Therapeutics, Inc.	5,500	60,885
†Vir Biotechnology, Inc.	5,566	52,153
†Viracta Therapeutics, Inc.	2,703	2,811
†Vor BioPharma, Inc.	1,524	3,231
†Voyager Therapeutics, Inc.	1,748	13,547
†Werewolf Therapeutics, Inc.	1,614	3,454
†Xencor, Inc.	3,216	64,802
†Xenon Pharmaceuticals, Inc.	1,566	53,495
†Y-mAbs Therapeutics, Inc.	1,554	8,469
†Zentalis Pharmaceuticals, Inc.	2,690	53,961
		19,643,848
Broadline Retail–1.63%
†1stdibs.com, Inc.	2,522	9,180
†Amazon.com, Inc.	85,463	10,864,057
Big Lots, Inc.	2,718	13,889
Dillard's, Inc. Class A	943	311,954
eBay, Inc.	21,653	954,681
†Etsy, Inc.	2,811	181,534
Kohl's Corp.	9,455	198,177
Macy's, Inc.	17,805	206,716
Nordstrom, Inc.	7,134	106,582
†Ollie's Bargain Outlet Holdings, Inc.	2,449	189,014
†Qurate Retail, Inc.	26,054	15,804
		13,051,588
Building Products–1.29%
A O Smith Corp.	8,201	542,332
AAON, Inc.	4,356	247,726
Advanced Drainage Systems, Inc.	4,570	520,203
Allegion PLC	3,804	396,377
†American Woodmark Corp.	1,121	84,759
Apogee Enterprises, Inc.	1,507	70,950
LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Armstrong World Industries, Inc.	3,181	$229,032
†AZEK Co., Inc.	2,991	88,952
AZZ, Inc.	2,008	91,525
†Builders FirstSource, Inc.	10,757	1,339,139
Carlisle Cos., Inc.	1,878	486,890
Carrier Global Corp.	12,221	674,599
CSW Industrials, Inc.	1,444	253,047
Fortune Brands Innovations, Inc.	5,662	351,950
†Gibraltar Industries, Inc.	1,995	134,682
Griffon Corp.	3,933	156,022
†Hayward Holdings, Inc.	9,286	130,933
Insteel Industries, Inc.	1,555	50,475
†Janus International Group, Inc.	851	9,106
†JELD-WEN Holding, Inc.	7,208	96,299
Johnson Controls International PLC	6,608	351,612
Lennox International, Inc.	1,245	466,178
Masco Corp.	4,785	255,758
†Masonite International Corp.	1,626	151,576
†Masterbrand, Inc.	5,662	68,793
Owens Corning	5,731	781,766
†PGT Innovations, Inc.	4,054	112,498
Quanex Building Products Corp.	2,203	62,058
†Resideo Technologies, Inc.	9,867	155,899
Simpson Manufacturing Co., Inc.	2,689	402,839
Tecnoglass, Inc.	2,696	88,860
Trane Technologies PLC	2,979	604,469
†Trex Co., Inc.	6,500	400,595
UFP Industries, Inc.	4,286	438,886
		10,296,785
Capital Markets–2.77%
Affiliated Managers Group, Inc.	2,450	319,333
Ameriprise Financial, Inc.	4,194	1,382,678
Ares Management Corp. Class A	1,769	181,977
Artisan Partners Asset Management, Inc. Class A	4,953	185,341
†Ashford, Inc.	690	4,250
†AssetMark Financial Holdings, Inc.	2,716	68,117
Associated Capital Group, Inc. Class A	251	9,162
†Avantax, Inc.	3,219	82,342
B Riley Financial, Inc.	150	6,149
Bank of New York Mellon Corp.	14,686	626,358
BGC Group, Inc. Class A	17,890	94,459
BlackRock, Inc.	1,323	855,306
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Blackstone, Inc.	1,653	$177,102
Brightsphere Investment Group, Inc.	2,470	47,893
Carlyle Group, Inc.	9,308	280,729
Cboe Global Markets, Inc.	2,885	450,666
Charles Schwab Corp.	19,020	1,044,198
CME Group, Inc.	3,001	600,860
Cohen & Steers, Inc.	2,732	171,269
†Coinbase Global, Inc. Class A	1,151	86,417
Diamond Hill Investment Group, Inc.	308	51,920
†Donnelley Financial Solutions, Inc.	3,417	192,309
Evercore, Inc. Class A	3,008	414,743
FactSet Research Systems, Inc.	873	381,728
Federated Hermes, Inc.	6,284	212,839
Franklin Resources, Inc.	11,369	279,450
Goldman Sachs Group, Inc.	4,361	1,411,089
Greenhill & Co., Inc.	1,658	24,538
Hamilton Lane, Inc. Class A	2,388	215,971
Houlihan Lokey, Inc.	2,512	269,086
Interactive Brokers Group, Inc. Class A	1,344	116,337
Intercontinental Exchange, Inc.	6,212	683,444
Invesco Ltd.	17,695	256,931
Janus Henderson Group PLC	10,713	276,610
Jefferies Financial Group, Inc.	12,086	442,710
KKR & Co., Inc.	5,722	352,475
Lazard Ltd. Class A	8,039	249,289
LPL Financial Holdings, Inc.	2,880	684,432
MarketAxess Holdings, Inc.	898	191,849
Moelis & Co. Class A	1,830	82,588
Moody's Corp.	1,694	535,592
Morgan Stanley	19,267	1,573,536
Morningstar, Inc.	1,355	317,395
MSCI, Inc.	578	296,560
Nasdaq, Inc.	12,420	603,488
Northern Trust Corp.	6,203	430,985
†Open Lending Corp. Class A	5,162	37,786
Oppenheimer Holdings, Inc. Class A	765	29,307
Piper Sandler Cos.	1,263	183,527
PJT Partners, Inc. Class A	816	64,823
Raymond James Financial, Inc.	6,282	630,901
†Robinhood Markets, Inc. Class A	19,647	192,737
S&P Global, Inc.	2,879	1,052,015
†Safeguard Scientifics, Inc.	1,565	1,565
SEI Investments Co.	7,297	439,498
LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Silvercrest Asset Management Group, Inc. Class A	997	$15,822
State Street Corp.	9,159	613,287
StepStone Group, Inc. Class A	1,553	49,044
Stifel Financial Corp.	6,789	417,116
†StoneX Group, Inc.	1,244	120,569
T Rowe Price Group, Inc.	5,844	612,860
Tradeweb Markets, Inc. Class A	2,207	177,001
U.S. Global Investors, Inc. Class A	2,448	6,977
Victory Capital Holdings, Inc. Class A	2,310	77,015
Virtu Financial, Inc. Class A	5,162	89,148
Virtus Investment Partners, Inc.	420	84,836
Westwood Holdings Group, Inc.	439	4,456
WisdomTree, Inc.	10,540	73,780
		22,196,570
Chemicals–2.25%
AdvanSix, Inc.	2,562	79,627
Air Products & Chemicals, Inc.	2,155	610,727
Albemarle Corp.	2,615	444,655
†Alto Ingredients, Inc.	4,791	21,176
American Vanguard Corp.	2,114	23,106
Ashland, Inc.	3,930	321,002
Avient Corp.	6,532	230,710
†Axalta Coating Systems Ltd.	15,781	424,509
Balchem Corp.	1,569	194,619
Cabot Corp.	3,948	273,478
Celanese Corp.	2,955	370,912
CF Industries Holdings, Inc.	8,984	770,288
Chase Corp.	690	87,789
Chemours Co.	10,477	293,880
Corteva, Inc.	10,921	558,718
Dow, Inc.	23,600	1,216,816
DuPont de Nemours, Inc.	9,282	692,344
Eastman Chemical Co.	4,406	338,028
Ecolab, Inc.	2,496	422,822
†Ecovyst, Inc.	6,127	60,290
Element Solutions, Inc.	17,028	333,919
FMC Corp.	3,567	238,882
FutureFuel Corp.	4,158	29,813
Hawkins, Inc.	1,770	104,165
HB Fuller Co.	3,432	235,470
Huntsman Corp.	14,366	350,530
†Ingevity Corp.	2,010	95,696
Innospec, Inc.	1,414	144,511
International Flavors & Fragrances, Inc.	6,197	422,450
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†Intrepid Potash, Inc.	1,283	$32,280
Koppers Holdings, Inc.	1,060	41,923
Kronos Worldwide, Inc.	4,954	38,394
Linde PLC	6,467	2,407,987
†Livent Corp.	7,469	137,504
†LSB Industries, Inc.	3,136	32,081
LyondellBasell Industries NV Class A	11,548	1,093,596
Mativ Holdings, Inc.	2,848	40,613
Minerals Technologies, Inc.	2,394	131,095
Mosaic Co.	13,142	467,855
NewMarket Corp.	666	303,057
Northern Technologies International Corp.	1,639	21,913
Olin Corp.	10,808	540,184
Orion SA	1,957	41,645
PPG Industries, Inc.	5,978	775,944
Quaker Chemical Corp.	243	38,880
†Rayonier Advanced Materials, Inc.	7,464	26,423
RPM International, Inc.	4,724	447,882
Sensient Technologies Corp.	2,141	125,206
Sherwin-Williams Co.	4,872	1,242,604
Stepan Co.	1,624	121,751
Trinseo PLC	3,760	30,719
Tronox Holdings PLC Class A	10,735	144,278
Westlake Corp.	2,453	305,816
		17,980,562
Commercial Services & Supplies–0.92%
ABM Industries, Inc.	4,513	180,565
ACCO Brands Corp.	7,956	45,668
Acme United Corp.	172	5,141
†ACV Auctions, Inc. Class A	1,930	29,297
ARC Document Solutions, Inc.	3,628	11,537
Brady Corp. Class A	2,770	152,128
†BrightView Holdings, Inc.	3,756	29,109
Brink's Co.	3,039	220,753
†Casella Waste Systems, Inc. Class A	2,417	184,417
†CECO Environmental Corp.	1,187	18,956
†Cimpress PLC	912	63,849
Cintas Corp.	1,442	693,616
Civeo Corp.	630	13,060
†Clean Harbors, Inc.	4,340	726,342
†Copart, Inc.	8,856	381,605
Deluxe Corp.	3,259	61,563
†Driven Brands Holdings, Inc.	5,238	65,946
Ennis, Inc.	1,765	37,453
†Enviri Corp.	5,387	38,894
=†GCI Liberty, Inc.	5,698	0
Healthcare Services Group, Inc.	4,016	41,887
†Heritage-Crystal Clean, Inc.	2,134	96,777
LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
HNI Corp.	3,761	$130,244
Interface, Inc.	3,770	36,984
†Liquidity Services, Inc.	1,758	30,976
Matthews International Corp. Class A	2,379	92,567
MillerKnoll, Inc.	5,531	135,233
†Montrose Environmental Group, Inc.	388	11,353
MSA Safety, Inc.	1,382	217,872
NL Industries, Inc.	2,090	9,928
†OPENLANE, Inc.	9,508	141,859
†Performant Financial Corp.	4,544	10,270
†Perma-Fix Environmental Services, Inc.	1,952	20,398
Pitney Bowes, Inc.	8,459	25,546
†Quad/Graphics, Inc.	4,623	23,254
†Quest Resource Holding Corp.	2,058	15,229
Republic Services, Inc.	4,433	631,747
Rollins, Inc.	8,554	319,321
†SP Plus Corp.	1,793	64,727
Steelcase, Inc. Class A	5,268	58,844
†Stericycle, Inc.	4,397	196,590
Tetra Tech, Inc.	2,170	329,905
UniFirst Corp.	1,034	168,552
†Viad Corp.	1,218	31,912
VSE Corp.	1,374	69,305
Waste Management, Inc.	9,837	1,499,552
		7,370,731
Communications Equipment–0.72%
†Applied Optoelectronics, Inc.	1,210	13,274
†Arista Networks, Inc.	1,777	326,844
†Aviat Networks, Inc.	797	24,866
†Calix, Inc.	1,776	81,412
†Cambium Networks Corp.	1,400	10,262
†Ciena Corp.	7,107	335,877
Cisco Systems, Inc.	53,145	2,857,075
†Clearfield, Inc.	826	23,673
Comtech Telecommunications Corp.	2,049	17,929
†Digi International, Inc.	1,498	40,446
†DZS, Inc.	1,150	2,415
†Extreme Networks, Inc.	5,674	137,367
†F5, Inc.	2,057	331,465
†Genasys, Inc.	2,022	4,064
†Harmonic, Inc.	6,256	60,245
†Infinera Corp.	4,453	18,614
Juniper Networks, Inc.	15,147	420,935
†KVH Industries, Inc.	2,253	11,490
†Lumentum Holdings, Inc.	3,600	162,648
Motorola Solutions, Inc.	1,946	529,779
†NETGEAR, Inc.	2,066	26,011
†NetScout Systems, Inc.	5,309	148,758
Network-1 Technologies, Inc.	11	26
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
PCTEL, Inc.	2,548	$10,600
†Ribbon Communications, Inc.	9,487	25,425
†Viasat, Inc.	3,034	56,008
†Viavi Solutions, Inc.	13,191	120,566
		5,798,074
Construction & Engineering–0.71%
AECOM	4,158	345,280
†Ameresco, Inc. Class A	3,022	116,528
†API Group Corp.	5,216	135,251
Arcosa, Inc.	2,983	214,478
Argan, Inc.	1,157	52,667
†Bowman Consulting Group Ltd.	429	12,025
Comfort Systems USA, Inc.	2,557	435,738
†Concrete Pumping Holdings, Inc.	5,143	44,127
†Construction Partners, Inc. Class A	2,150	78,604
†Dycom Industries, Inc.	2,115	188,235
EMCOR Group, Inc.	3,159	664,622
Eneti, Inc.	533	5,373
†Fluor Corp.	7,505	275,433
Granite Construction, Inc.	2,572	97,787
†Great Lakes Dredge & Dock Corp.	4,650	37,060
†IES Holdings, Inc.	1,179	77,661
†Limbach Holdings, Inc.	231	7,330
†MasTec, Inc.	4,506	324,297
†Matrix Service Co.	2,351	27,742
MDU Resources Group, Inc.	12,934	253,248
†MYR Group, Inc.	1,177	158,612
†Northwest Pipe Co.	539	16,262
†Orion Group Holdings, Inc.	1,150	6,164
Primoris Services Corp.	5,392	176,480
Quanta Services, Inc.	4,423	827,411
†Sterling Infrastructure, Inc.	2,101	154,381
†Tutor Perini Corp.	4,056	31,758
Valmont Industries, Inc.	1,274	306,028
†WillScot Mobile Mini Holdings Corp.	14,301	594,779
		5,665,361
Construction Materials–0.28%
Eagle Materials, Inc.	2,323	386,826
†Knife River Corp.	3,233	157,867
Martin Marietta Materials, Inc.	1,696	696,174
†Smith-Midland Corp.	532	10,081
†Summit Materials, Inc. Class A	8,412	261,950
U.S. Lime & Minerals, Inc.	277	55,677
Vulcan Materials Co.	3,325	671,717
		2,240,292
LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.88%
Ally Financial, Inc.	16,293	$434,697
American Express Co.	11,804	1,761,039
†Atlanticus Holdings Corp.	351	10,639
Bread Financial Holdings, Inc.	3,301	112,894
Capital One Financial Corp.	8,165	792,413
†Credit Acceptance Corp.	1,026	472,083
Discover Financial Services	11,407	988,188
†Encore Capital Group, Inc.	2,487	118,779
†Enova International, Inc.	2,115	107,590
†EZCORP, Inc. Class A	4,961	40,928
FirstCash Holdings, Inc.	2,903	291,403
†Green Dot Corp. Class A	3,291	45,844
†LendingClub Corp.	7,603	46,378
†LendingTree, Inc.	222	3,441
Navient Corp.	12,007	206,760
Nelnet, Inc. Class A	1,924	171,852
OneMain Holdings, Inc.	8,941	358,445
†PRA Group, Inc.	3,508	67,389
†PROG Holdings, Inc.	4,619	153,397
Regional Management Corp.	567	15,695
SLM Corp.	18,747	255,334
Synchrony Financial	16,003	489,212
†World Acceptance Corp.	783	99,488
		7,043,888
Consumer Staples Distribution & Retail–1.76%
Albertsons Cos., Inc. Class A	10,863	247,133
Andersons, Inc.	2,422	124,757
†BJ's Wholesale Club Holdings, Inc.	6,678	476,609
Casey's General Stores, Inc.	2,685	729,031
†Chefs' Warehouse, Inc.	2,797	59,240
Costco Wholesale Corp.	4,335	2,449,102
Dollar General Corp.	4,851	513,236
†Dollar Tree, Inc.	6,491	690,967
†Grocery Outlet Holding Corp.	3,739	107,870
†HF Foods Group, Inc.	2,646	10,505
Ingles Markets, Inc. Class A	1,307	98,456
Kroger Co.	40,375	1,806,781
Natural Grocers by Vitamin Cottage, Inc.	2,445	31,565
†Performance Food Group Co.	6,896	405,899
PriceSmart, Inc.	1,820	135,463
SpartanNash Co.	3,365	74,030
†Sprouts Farmers Market, Inc.	7,175	307,090
Sysco Corp.	10,425	688,571
Target Corp.	12,717	1,406,119
†U.S. Foods Holding Corp.	10,600	420,820
†United Natural Foods, Inc.	3,773	53,350
Village Super Market, Inc. Class A	880	19,923
Walgreens Boots Alliance, Inc.	13,596	302,375
Walmart, Inc.	18,003	2,879,220
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Weis Markets, Inc.	1,433	$90,279
		14,128,391
Containers & Packaging–0.79%
Amcor PLC	38,673	354,245
AptarGroup, Inc.	3,579	447,518
Ardagh Metal Packaging SA	4,030	12,614
Avery Dennison Corp.	3,229	589,841
Ball Corp.	9,481	471,964
Berry Global Group, Inc.	10,390	643,245
Crown Holdings, Inc.	6,510	576,005
Graphic Packaging Holding Co.	25,771	574,178
Greif, Inc. Class A	2,732	182,348
International Paper Co.	11,999	425,605
Myers Industries, Inc.	3,079	55,206
†O-I Glass, Inc.	8,101	135,530
Packaging Corp. of America	3,737	573,816
Pactiv Evergreen, Inc.	2,300	18,699
†Ranpak Holdings Corp.	874	4,755
Sealed Air Corp.	5,125	168,407
Silgan Holdings, Inc.	8,348	359,882
Sonoco Products Co.	7,114	386,646
TriMas Corp.	3,116	77,152
Westrock Co.	8,446	302,367
		6,360,023
Distributors–0.20%
Genuine Parts Co.	5,038	727,386
LKQ Corp.	7,912	391,723
Pool Corp.	1,296	461,506
Weyco Group, Inc.	507	12,853
		1,593,468
Diversified Consumer Services–0.36%
†2U, Inc.	2,763	6,825
ADT, Inc.	20,450	122,700
†Adtalem Global Education, Inc.	2,932	125,636
†American Public Education, Inc.	1,456	7,251
†Bright Horizons Family Solutions, Inc.	2,461	200,473
Carriage Services, Inc.	1,652	46,669
†Chegg, Inc.	7,787	69,460
†Coursera, Inc.	6,556	122,532
†Duolingo, Inc.	269	44,619
†Frontdoor, Inc.	3,903	119,393
Graham Holdings Co. Class B	279	162,657
†Grand Canyon Education, Inc.	3,013	352,159
H&R Block, Inc.	8,384	361,015
Laureate Education, Inc. Class A	6,158	86,828
LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Lincoln Educational Services Corp.	1,828	$15,446
†OneSpaWorld Holdings Ltd.	3,672	41,200
Perdoceo Education Corp.	6,090	104,139
Service Corp. International	10,544	602,484
Strategic Education, Inc.	1,317	99,104
†Stride, Inc.	2,788	125,544
†Universal Technical Institute, Inc.	3,313	27,763
		2,843,897
Diversified Telecommunication Services–0.83%
†Anterix, Inc.	1,166	36,589
AT&T, Inc.	133,616	2,006,912
ATN International, Inc.	1,118	35,284
†Bandwidth, Inc. Class A	2,154	24,275
Cogent Communications Holdings, Inc.	2,491	154,193
†Consolidated Communications Holdings, Inc.	6,890	23,564
†EchoStar Corp. Class A	4,341	72,712
†Frontier Communications Parent, Inc.	11,913	186,438
†IDT Corp. Class B	1,774	39,117
Iridium Communications, Inc.	7,987	363,329
†Liberty Latin America Ltd. Class A	15,472	126,252
†Lumen Technologies, Inc.	66,373	94,250
†Ooma, Inc.	1,800	23,418
Verizon Communications, Inc.	107,103	3,471,208
		6,657,541
Electric Utilities–0.91%
ALLETE, Inc.	2,439	128,779
Alliant Energy Corp.	4,703	227,860
American Electric Power Co., Inc.	3,298	248,076
Avangrid, Inc.	1,617	48,785
Constellation Energy Corp.	4,545	495,769
Duke Energy Corp.	4,885	431,150
Edison International	7,419	469,548
Entergy Corp.	3,777	349,372
Evergy, Inc.	4,491	227,694
Eversource Energy	3,599	209,282
Exelon Corp.	6,430	242,990
FirstEnergy Corp.	10,192	348,363
Genie Energy Ltd. Class B	1,295	19,075
Hawaiian Electric Industries, Inc.	4,111	50,606
IDACORP, Inc.	1,690	158,268
MGE Energy, Inc.	1,792	122,770
NextEra Energy, Inc.	11,624	665,939
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
NRG Energy, Inc.	14,772	$569,017
OGE Energy Corp.	5,679	189,281
Otter Tail Corp.	1,231	93,458
†PG&E Corp.	19,013	306,680
Pinnacle West Capital Corp.	2,967	218,609
PNM Resources, Inc.	4,259	189,994
Portland General Electric Co.	3,574	144,676
PPL Corp.	13,594	320,275
Southern Co.	6,267	405,600
Xcel Energy, Inc.	6,584	376,736
		7,258,652
Electrical Equipment–0.93%
Acuity Brands, Inc.	2,140	364,463
Allient, Inc.	1,137	35,156
†American Superconductor Corp.	1,700	12,835
AMETEK, Inc.	5,313	785,049
†Array Technologies, Inc.	4,539	100,720
†Atkore, Inc.	3,256	485,763
Eaton Corp. PLC	4,635	988,553
Emerson Electric Co.	5,158	498,108
Encore Wire Corp.	1,355	247,233
EnerSys	2,817	266,685
†Flux Power Holdings, Inc.	3,405	11,713
†FuelCell Energy, Inc.	3,227	4,131
†Generac Holdings, Inc.	1,111	121,055
GrafTech International Ltd.	10,007	38,327
Hubbell, Inc.	1,486	465,727
LSI Industries, Inc.	457	7,257
nVent Electric PLC	8,529	451,952
†Plug Power, Inc.	10,899	82,832
Powell Industries, Inc.	1,009	83,646
Preformed Line Products Co.	449	72,999
Regal Rexnord Corp.	4,013	573,378
Rockwell Automation, Inc.	2,805	801,865
Sensata Technologies Holding PLC	8,924	337,506
†Shoals Technologies Group, Inc. Class A	3,328	60,736
†Sunrun, Inc.	9,039	113,530
†Thermon Group Holdings, Inc.	2,349	64,527
†TPI Composites, Inc.	2,494	6,609
†Ultralife Corp.	2,766	26,996
Vertiv Holdings Co.	8,482	315,530
†Vicor Corp.	594	34,981
		7,459,862
Electronic Equipment, Instruments & Components–1.66%
Advanced Energy Industries, Inc.	2,741	282,652
†Airgain, Inc.	1,525	5,597
Amphenol Corp. Class A	6,376	535,520
LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Arlo Technologies, Inc.	5,053	$52,046
†Arrow Electronics, Inc.	3,968	496,952
Avnet, Inc.	6,028	290,489
Badger Meter, Inc.	1,757	252,780
Bel Fuse, Inc. Class B	886	42,280
Belden, Inc.	3,141	303,263
Benchmark Electronics, Inc.	2,494	60,504
CDW Corp.	4,464	900,657
Climb Global Solutions, Inc.	332	14,279
†Coda Octopus Group, Inc.	2,420	15,004
Cognex Corp.	4,550	193,102
†Coherent Corp.	3,251	106,113
Corning, Inc.	21,367	651,052
Crane NXT Co.	4,090	227,281
CTS Corp.	2,254	94,082
†Daktronics, Inc.	2,615	23,326
†Data I/O Corp.	7,146	27,226
†ePlus, Inc.	2,128	135,171
†Fabrinet	2,253	375,395
†FARO Technologies, Inc.	842	12,824
†Flex Ltd.	16,245	438,290
†Identiv, Inc.	1,421	11,993
†Insight Enterprises, Inc.	2,095	304,822
†IPG Photonics Corp.	2,199	223,286
†Iteris, Inc.	3,006	12,445
†Itron, Inc.	2,486	150,602
Jabil, Inc.	12,991	1,648,428
†Key Tronic Corp.	304	1,359
†Keysight Technologies, Inc.	4,379	579,385
†Kimball Electronics, Inc.	2,160	59,141
†Knowles Corp.	6,423	95,125
Littelfuse, Inc.	1,254	310,139
†Luna Innovations, Inc.	2,308	13,525
Methode Electronics, Inc.	2,176	49,722
Napco Security Technologies, Inc.	1,100	24,475
National Instruments Corp.	6,508	388,007
†Neonode, Inc.	1,000	1,600
†nLight, Inc.	1,778	18,491
†Novanta, Inc.	1,226	175,857
†OSI Systems, Inc.	1,334	157,465
†PAR Technology Corp.	1,037	39,966
PC Connection, Inc.	2,018	107,721
†Plexus Corp.	2,007	186,611
†Powerfleet, Inc.	2,100	4,347
Richardson Electronics Ltd.	916	10,012
†Rogers Corp.	1,055	138,701
†Sanmina Corp.	3,814	207,024
†ScanSource, Inc.	1,716	52,012
†SmartRent, Inc.	6,461	16,863
TD SYNNEX Corp.	3,860	385,460
TE Connectivity Ltd.	5,077	627,162
†Teledyne Technologies, Inc.	1,270	518,897
†Trimble, Inc.	5,774	310,988
†TTM Technologies, Inc.	6,628	85,369
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	8,859	$218,994
†Vishay Precision Group, Inc.	600	20,148
Vontier Corp.	9,754	301,594
†Zebra Technologies Corp. Class A	1,258	297,555
		13,291,176
Energy Equipment & Services–1.02%
Archrock, Inc.	11,854	149,360
Baker Hughes Co.	25,840	912,669
†Bristow Group, Inc.	446	12,564
Cactus, Inc. Class A	2,654	133,257
ChampionX Corp.	10,411	370,840
Core Laboratories, Inc.	2,200	52,822
†DMC Global, Inc.	551	13,483
†Dril-Quip, Inc.	2,477	69,777
†Expro Group Holdings NV	5,471	127,091
†Forum Energy Technologies, Inc.	380	9,128
†Geospace Technologies Corp.	1,182	15,307
†Gulf Island Fabrication, Inc.	6,318	20,660
Halliburton Co.	28,292	1,145,826
†Helix Energy Solutions Group, Inc.	13,252	148,025
Helmerich & Payne, Inc.	5,797	244,402
†Independence Contract Drilling, Inc.	97	291
Liberty Energy, Inc. Class A	8,157	151,068
†Mammoth Energy Services, Inc.	2,622	12,166
†Nabors Industries Ltd.	576	70,929
†National Energy Services Reunited Corp.	500	2,870
†Natural Gas Services Group, Inc.	679	9,886
†Newpark Resources, Inc.	12,475	86,202
†Nine Energy Service, Inc.	4,227	17,415
Noble Corp. PLC	707	35,810
NOV, Inc.	18,750	391,875
†Oceaneering International, Inc.	6,032	155,143
†Oil States International, Inc.	5,610	46,956
Patterson-UTI Energy, Inc.	25,466	352,449
†ProPetro Holding Corp.	8,008	85,125
Ranger Energy Services, Inc.	1,723	24,432
RPC, Inc.	11,712	104,705
Schlumberger NV	24,376	1,421,121
†SEACOR Marine Holdings, Inc.	1,843	25,581
Select Water Solutions, Inc. Class A	9,056	71,995
Solaris Oilfield Infrastructure, Inc. Class A	2,100	22,386
TechnipFMC PLC	17,349	352,879
†TETRA Technologies, Inc.	6,409	40,889
LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Tidewater, Inc.	3,355	$238,440
†Transocean Ltd.	37,899	311,151
†U.S. Silica Holdings, Inc.	8,053	113,064
†Valaris Ltd.	3,391	254,257
†Weatherford International PLC	4,158	375,592
		8,199,888
Entertainment–0.90%
Activision Blizzard, Inc.	8,780	822,071
†Atlanta Braves Holdings, Inc. Class A	1,864	67,138
†Cinemark Holdings, Inc.	7,781	142,781
Electronic Arts, Inc.	3,894	468,838
Endeavor Group Holdings, Inc. Class A	1,192	23,721
†IMAX Corp.	3,593	69,417
†Liberty Media Corp.-Liberty Formula One Class A	6,583	405,605
†Liberty Media Corp.-Liberty Live Class A	2,366	75,821
†Lions Gate Entertainment Corp. Class A	15,707	127,447
†Live Nation Entertainment, Inc.	2,936	243,805
†Madison Square Garden Entertainment Corp.	1,336	43,968
Madison Square Garden Sports Corp.	597	105,251
Marcus Corp.	2,001	31,016
†Netflix, Inc.	2,551	963,258
†Playtika Holding Corp.	2,516	24,229
†Reading International, Inc. Class A	1,404	2,977
†ROBLOX Corp. Class A	1,603	46,423
†Roku, Inc.	3,148	222,217
†Sphere Entertainment Co.	1,336	49,646
†Spotify Technology SA	1,069	165,310
†Take-Two Interactive Software, Inc.	4,160	584,022
TKO Group Holdings, Inc.	2,951	248,061
†Walt Disney Co.	20,029	1,623,350
†Warner Bros Discovery, Inc.	54,645	593,445
Warner Music Group Corp. Class A	1,625	51,025
		7,200,842
Financial Services–3.63%
†Acacia Research Corp.	5,992	21,871
†Affirm Holdings, Inc.	6,107	129,896
A-Mark Precious Metals, Inc.	1,222	35,841
Apollo Global Management, Inc.	2,440	219,014
†AvidXchange Holdings, Inc.	9,185	87,074
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Berkshire Hathaway, Inc. Class B	22,189	$7,772,807
†Block, Inc.	5,736	253,875
†BM Technologies, Inc.	419	838
†Cannae Holdings, Inc.	5,520	102,893
†Cantaloupe, Inc.	5,370	33,563
Cass Information Systems, Inc.	1,074	40,007
Enact Holdings, Inc.	754	20,531
Equitable Holdings, Inc.	22,169	629,378
Essent Group Ltd.	7,232	342,001
†Euronet Worldwide, Inc.	2,790	221,470
EVERTEC, Inc.	4,425	164,522
Federal Agricultural Mortgage Corp. Class C	746	115,108
Fidelity National Information Services, Inc.	12,377	684,077
†Fiserv, Inc.	6,554	740,340
†FleetCor Technologies, Inc.	3,326	849,261
†Flywire Corp.	2,278	72,645
Global Payments, Inc.	5,357	618,144
†I3 Verticals, Inc. Class A	1,655	34,987
†International Money Express, Inc.	2,069	35,028
Jack Henry & Associates, Inc.	2,577	389,488
Jackson Financial, Inc. Class A	3,823	146,115
†Marqeta, Inc. Class A	10,698	63,974
Mastercard, Inc. Class A	14,642	5,796,914
Merchants Bancorp	1,569	43,493
MGIC Investment Corp.	8,781	146,555
†Mr Cooper Group, Inc.	5,737	307,274
†NMI Holdings, Inc. Class A	4,487	121,553
†Ocwen Financial Corp.	526	13,613
†Paymentus Holdings, Inc. Class A	2,155	35,773
†Payoneer Global, Inc.	3,845	23,531
†PayPal Holdings, Inc.	9,041	528,537
†Paysafe Ltd.	2,000	23,980
PennyMac Financial Services, Inc.	1,976	131,602
Radian Group, Inc.	2,793	70,132
†Remitly Global, Inc.	3,561	89,808
†Repay Holdings Corp.	2,875	21,821
†Rocket Cos., Inc. Class A	3,907	31,959
†Security National Financial Corp. Class A	1,358	10,647
†Shift4 Payments, Inc. Class A	855	47,341
TFS Financial Corp.	7,410	87,586
†Toast, Inc. Class A	4,715	88,312
†Velocity Financial, Inc.	941	10,633
Visa, Inc. Class A	28,033	6,447,870
Voya Financial, Inc.	5,776	383,815
Walker & Dunlop, Inc.	2,190	162,586
LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Waterstone Financial, Inc.	2,626	$28,755
Western Union Co.	16,363	215,664
†WEX, Inc.	2,186	411,165
		29,105,667
Food Products–1.41%
Alico, Inc.	310	7,738
Archer-Daniels-Midland Co.	7,410	558,862
B&G Foods, Inc.	4,796	47,432
Bunge Ltd.	5,930	641,923
Calavo Growers, Inc.	781	19,705
Cal-Maine Foods, Inc.	3,414	165,306
Campbell Soup Co.	12,528	514,650
Conagra Brands, Inc.	13,369	366,578
†Darling Ingredients, Inc.	7,565	394,893
†Farmer Bros Co.	1,079	2,784
Flowers Foods, Inc.	13,973	309,921
Fresh Del Monte Produce, Inc.	3,707	95,789
†Freshpet, Inc.	2,140	140,983
General Mills, Inc.	11,622	743,692
†Hain Celestial Group, Inc.	6,883	71,377
Hershey Co.	3,281	656,462
Hormel Foods Corp.	10,944	416,200
†Hostess Brands, Inc.	8,647	288,032
Ingredion, Inc.	4,250	418,200
J & J Snack Foods Corp.	1,165	190,652
J M Smucker Co.	2,966	364,551
John B Sanfilippo & Son, Inc.	644	63,627
Kellogg Co.	12,387	737,150
Kraft Heinz Co.	8,651	291,020
Lamb Weston Holdings, Inc.	4,444	410,892
Lancaster Colony Corp.	1,158	191,105
†Lifeway Foods, Inc.	699	7,228
Limoneira Co.	992	15,197
McCormick & Co., Inc.	5,771	438,032
†Mission Produce, Inc.	2,513	24,326
Mondelez International, Inc. Class A	14,242	988,395
†Pilgrim's Pride Corp.	7,304	166,750
†Post Holdings, Inc.	4,130	354,106
Seaboard Corp.	55	206,415
†Seneca Foods Corp. Class A	364	19,594
†Simply Good Foods Co.	6,162	212,712
†Sovos Brands, Inc.	4,843	109,210
Tootsie Roll Industries, Inc.	1,692	50,523
†TreeHouse Foods, Inc.	3,497	152,399
Tyson Foods, Inc. Class A	8,067	407,303
Utz Brands, Inc.	1,872	25,141
†Vital Farms, Inc.	1,481	17,150
		11,304,005
Gas Utilities–0.18%
Atmos Energy Corp.	2,669	282,727
Chesapeake Utilities Corp.	908	88,757
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
National Fuel Gas Co.	3,810	$197,777
New Jersey Resources Corp.	6,806	276,528
Northwest Natural Holding Co.	1,338	51,058
ONE Gas, Inc.	2,252	153,767
RGC Resources, Inc.	1,002	17,335
Southwest Gas Holdings, Inc.	1,839	111,094
Spire, Inc.	2,361	133,585
UGI Corp.	5,970	137,310
		1,449,938
Ground Transportation–1.46%
ArcBest Corp.	1,859	188,967
†Avis Budget Group, Inc.	1,226	220,300
Covenant Logistics Group, Inc.	1,476	64,723
CSX Corp.	48,999	1,506,719
†Daseke, Inc.	9,269	47,550
Heartland Express, Inc.	5,586	82,058
†Hertz Global Holdings, Inc.	13,464	164,934
JB Hunt Transport Services, Inc.	5,339	1,006,508
Knight-Swift Transportation Holdings, Inc.	8,750	438,813
Landstar System, Inc.	2,710	479,507
Marten Transport Ltd.	5,929	116,861
Norfolk Southern Corp.	4,353	857,236
Old Dominion Freight Line, Inc.	2,083	852,239
†PAM Transportation Services, Inc.	2,728	58,788
†RXO, Inc.	4,881	96,302
Ryder System, Inc.	3,781	404,378
†Saia, Inc.	2,190	873,044
Schneider National, Inc. Class B	5,218	144,486
†Uber Technologies, Inc.	2,905	133,601
†U-Haul Holding Co.	9,330	490,833
Union Pacific Corp.	14,086	2,868,332
Universal Logistics Holdings, Inc.	2,167	54,565
Werner Enterprises, Inc.	4,045	157,553
†XPO, Inc.	4,881	364,416
		11,672,713
Health Care Equipment & Supplies–1.71%
Abbott Laboratories	15,270	1,478,899
†Accuray, Inc.	4,267	11,606
†Align Technology, Inc.	1,078	329,135
†AngioDynamics, Inc.	3,064	22,398
†Apyx Medical Corp.	3,118	9,978
†Artivion, Inc.	2,557	38,764
†AtriCure, Inc.	2,424	106,171
Atrion Corp.	84	34,706
†Avanos Medical, Inc.	2,882	58,274
LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Axogen, Inc.	1,694	$8,470
†Axonics, Inc.	2,155	120,939
Baxter International, Inc.	12,243	462,051
Becton Dickinson & Co.	3,019	780,502
†Beyond Air, Inc.	2,266	5,234
†Boston Scientific Corp.	11,192	590,938
CONMED Corp.	1,545	155,813
Cooper Cos., Inc.	1,008	320,554
DENTSPLY SIRONA, Inc.	5,874	200,656
†Dexcom, Inc.	1,598	149,093
†Edwards Lifesciences Corp.	2,988	207,009
†Electromed, Inc.	1,109	11,523
Embecta Corp.	547	8,232
†Enovis Corp.	3,221	169,843
†Envista Holdings Corp.	7,903	220,336
†enVVeno Medical Corp.	1,679	9,050
†FONAR Corp.	558	8,593
GE HealthCare Technologies, Inc.	10,877	740,071
†Glaukos Corp.	2,129	160,207
†Globus Medical, Inc. Class A	5,390	267,613
†Haemonetics Corp.	2,274	203,705
†Hologic, Inc.	6,070	421,258
†ICU Medical, Inc.	685	81,522
†IDEXX Laboratories, Inc.	1,678	733,739
†Inari Medical, Inc.	235	15,369
†Inogen, Inc.	962	5,022
†Inspire Medical Systems, Inc.	204	40,482
†Insulet Corp.	225	35,885
†Integer Holdings Corp.	2,023	158,664
†Integra LifeSciences Holdings Corp.	3,804	145,275
†Intuitive Surgical, Inc.	1,293	377,931
iRadimed Corp.	396	17,571
†Kewaunee Scientific Corp.	820	14,514
†KORU Medical Systems, Inc.	4,448	12,010
†Lantheus Holdings, Inc.	3,065	212,956
LeMaitre Vascular, Inc.	1,009	54,970
†LENSAR, Inc.	965	2,982
†LivaNova PLC	3,030	160,226
†Masimo Corp.	1,471	128,977
Medtronic PLC	10,996	861,647
†Merit Medical Systems, Inc.	3,063	211,408
†Neuronetics, Inc.	2,389	3,225
†Nevro Corp.	664	12,762
=†OmniAb, Inc. Earnout Shares	344	0
=†OmniAb, Inc. Earnout Shares.	344	0
†Omnicell, Inc.	1,495	67,335
†OraSure Technologies, Inc.	3,929	23,299
†Orthofix Medical, Inc.	1,905	24,498
†OrthoPediatrics Corp.	500	16,000
†Penumbra, Inc.	250	60,477
†QuidelOrtho Corp.	361	26,367
ResMed, Inc.	2,836	419,359
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Retractable Technologies, Inc.	2,669	$3,176
†Semler Scientific, Inc.	194	4,922
†Shockwave Medical, Inc.	241	47,983
†SI-BONE, Inc.	200	4,248
†Sight Sciences, Inc.	2,357	7,943
†STAAR Surgical Co.	327	13,139
STERIS PLC	2,626	576,197
Stryker Corp.	2,779	759,417
†Surmodics, Inc.	576	18,484
†Tactile Systems Technology, Inc.	2,636	37,036
†Tandem Diabetes Care, Inc.	2,205	45,798
Teleflex, Inc.	1,116	219,194
†UFP Technologies, Inc.	419	67,648
Utah Medical Products, Inc.	304	26,144
†Varex Imaging Corp.	2,809	52,781
Zimmer Biomet Holdings, Inc.	4,704	527,883
†Zimvie, Inc.	470	4,423
		13,652,509
Health Care Providers & Services–2.67%
†Acadia Healthcare Co., Inc.	5,140	361,393
†Accolade, Inc.	6,810	72,050
†Addus HomeCare Corp.	1,037	88,342
†Agiliti, Inc.	4,584	29,750
†Agilon Health, Inc.	5,592	99,314
†Amedisys, Inc.	1,959	182,971
†AMN Healthcare Services, Inc.	2,817	239,952
†Apollo Medical Holdings, Inc.	3,028	93,414
†Brookdale Senior Living, Inc.	14,577	60,349
Cardinal Health, Inc.	5,729	497,392
†Castle Biosciences, Inc.	800	13,512
Cencora, Inc.	4,757	856,117
†Centene Corp.	9,041	622,744
Chemed Corp.	857	445,383
Cigna Group	5,621	1,608,000
†Community Health Systems, Inc.	5,888	17,075
†CorVel Corp.	903	177,575
†Cross Country Healthcare, Inc.	2,183	54,117
CVS Health Corp.	24,478	1,709,054
†DaVita, Inc.	6,324	597,808
Elevance Health, Inc.	3,648	1,588,412
Encompass Health Corp.	7,712	517,938
†Enhabit, Inc.	3,856	43,380
Ensign Group, Inc.	3,778	351,090
†Enzo Biochem, Inc.	4,475	6,265
†Fulgent Genetics, Inc.	885	23,665
HCA Healthcare, Inc.	1,337	328,875
†HealthEquity, Inc.	3,352	244,864
†Henry Schein, Inc.	4,163	309,103
LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Hims & Hers Health, Inc.	3,832	$24,103
Humana, Inc.	1,710	831,949
†InfuSystem Holdings, Inc.	1,714	16,523
†Joint Corp.	300	2,697
Laboratory Corp. of America Holdings	3,037	610,589
†LifeStance Health Group, Inc.	3,574	24,553
McKesson Corp.	846	367,883
†ModivCare, Inc.	1,393	43,893
†Molina Healthcare, Inc.	1,865	611,515
National HealthCare Corp.	1,163	74,409
National Research Corp.	1,656	73,477
†NeoGenomics, Inc.	5,840	71,832
†OPKO Health, Inc.	44,007	70,411
†Option Care Health, Inc.	6,588	213,122
†Owens & Minor, Inc.	4,089	66,078
Patterson Cos., Inc.	6,463	191,563
†Pediatrix Medical Group, Inc.	5,330	67,744
†Pennant Group, Inc.	1,314	14,625
†PetIQ, Inc.	1,642	32,347
Premier, Inc. Class A	5,444	117,046
†Progyny, Inc.	600	20,412
Quest Diagnostics, Inc.	3,387	412,740
†R1 RCM, Inc.	4,335	65,328
†RadNet, Inc.	3,391	95,592
Select Medical Holdings Corp.	9,557	241,505
†Surgery Partners, Inc.	4,969	145,343
†Tenet Healthcare Corp.	5,353	352,709
U.S. Physical Therapy, Inc.	363	33,298
UnitedHealth Group, Inc.	9,471	4,775,184
Universal Health Services, Inc. Class B	3,666	460,926
		21,369,300
Health Care Technology–0.15%
†American Well Corp. Class A	5,272	6,168
†Certara, Inc.	8,926	129,784
†Computer Programs & Systems, Inc.	313	4,989
†Definitive Healthcare Corp.	3,780	30,202
†Doximity, Inc. Class A	1,110	23,554
†Evolent Health, Inc. Class A	6,148	167,410
†Health Catalyst, Inc.	2,400	24,288
HealthStream, Inc.	2,713	58,547
†NextGen Healthcare, Inc.	4,127	97,934
†OptimizeRx Corp.	1,975	15,365
†Phreesia, Inc.	2,172	40,573
†Schrodinger, Inc.	1,902	53,770
Simulations Plus, Inc.	804	33,527
†Teladoc Health, Inc.	6,301	117,136
†Veeva Systems, Inc. Class A	1,418	288,492
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Veradigm, Inc.	9,307	$122,294
		1,214,033
Hotels, Restaurants & Leisure–1.78%
†Airbnb, Inc. Class A	2,367	324,776
Aramark	9,872	342,558
†Biglari Holdings, Inc. Class A	136	25,851
†BJ's Restaurants, Inc.	1,840	43,166
Bloomin' Brands, Inc.	6,001	147,565
†Booking Holdings, Inc.	268	826,499
Boyd Gaming Corp.	3,072	186,870
†Brinker International, Inc.	1,880	59,389
†Caesars Entertainment, Inc.	5,797	268,691
†Carnival Corp.	16,011	219,671
†Carrols Restaurant Group, Inc.	3,714	24,475
Cheesecake Factory, Inc.	3,354	101,626
†Chipotle Mexican Grill, Inc.	303	555,045
Choice Hotels International, Inc.	2,305	282,386
Churchill Downs, Inc.	2,699	313,192
†Chuy's Holdings, Inc.	1,208	42,981
Cracker Barrel Old Country Store, Inc.	1,519	102,077
Darden Restaurants, Inc.	4,987	714,238
†Dave & Buster's Entertainment, Inc.	3,232	119,810
†Denny's Corp.	3,911	33,126
Dine Brands Global, Inc.	552	27,296
Domino's Pizza, Inc.	718	271,971
†DoorDash, Inc. Class A	6,180	491,125
†DraftKings, Inc. Class A	6,049	178,083
El Pollo Loco Holdings, Inc.	3,403	30,457
†Everi Holdings, Inc.	1,700	22,474
†Expedia Group, Inc.	3,677	378,988
†Fiesta Restaurant Group, Inc.	1,638	13,857
†First Watch Restaurant Group, Inc.	3,027	52,337
†Hilton Grand Vacations, Inc.	4,987	202,971
Hilton Worldwide Holdings, Inc.	2,056	308,770
Hyatt Hotels Corp. Class A	1,426	151,270
International Game Technology PLC	3,976	120,552
Jack in the Box, Inc.	1,074	74,170
Krispy Kreme, Inc.	3,182	39,680
†Kura Sushi USA, Inc. Class A	610	40,333
Las Vegas Sands Corp.	1,686	77,286
†Life Time Group Holdings, Inc.	1,688	25,674
†Light & Wonder, Inc. Class A	3,487	248,728
Marriott International, Inc. Class A	2,096	411,990
LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	2,191	$220,480
McDonald's Corp.	4,470	1,177,577
†MGM Resorts International	8,850	325,326
Nathan's Famous, Inc.	298	21,057
†Noodles & Co.	3,644	8,964
†Norwegian Cruise Line Holdings Ltd.	9,439	155,555
†ONE Group Hospitality, Inc.	1,626	8,943
Papa John's International, Inc.	1,423	97,077
†Penn Entertainment, Inc.	3,322	76,240
†Planet Fitness, Inc. Class A	2,912	143,212
†Playa Hotels & Resorts NV	8,515	61,649
†PlayAGS, Inc.	1,440	9,389
†Potbelly Corp.	1,460	11,388
†Red Robin Gourmet Burgers, Inc.	1,284	10,323
Red Rock Resorts, Inc. Class A	3,306	135,546
†Royal Caribbean Cruises Ltd.	7,244	667,462
†SeaWorld Entertainment, Inc.	3,929	181,716
†Shake Shack, Inc. Class A	835	48,488
†Six Flags Entertainment Corp.	3,068	72,129
Starbucks Corp.	7,152	652,763
Texas Roadhouse, Inc.	3,420	328,662
Travel & Leisure Co.	3,985	146,369
Vail Resorts, Inc.	1,881	417,375
Wendy's Co.	13,624	278,066
Wingstop, Inc.	1,345	241,885
Wyndham Hotels & Resorts, Inc.	4,003	278,369
Wynn Resorts Ltd.	1,444	133,440
Yum! Brands, Inc.	3,499	437,165
		14,248,619
Household Durables–1.21%
Bassett Furniture Industries, Inc.	722	10,577
†Beazer Homes USA, Inc.	2,298	57,243
†Cavco Industries, Inc.	542	143,988
Century Communities, Inc.	2,517	168,085
DR Horton, Inc.	8,458	908,981
Ethan Allen Interiors, Inc.	1,750	52,325
Flexsteel Industries, Inc.	419	8,698
Garmin Ltd.	4,554	479,081
†GoPro, Inc. Class A	2,100	6,594
†Green Brick Partners, Inc.	3,200	132,832
Hamilton Beach Brands Holding Co. Class A	652	8,091
†Helen of Troy Ltd.	1,664	193,956
Hooker Furnishings Corp.	831	16,163
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Hovnanian Enterprises, Inc. Class A	551	$56,015
Installed Building Products, Inc.	1,646	205,569
†iRobot Corp.	1,792	67,917
KB Home	5,148	238,249
La-Z-Boy, Inc.	3,008	92,887
†Legacy Housing Corp.	594	11,529
Leggett & Platt, Inc.	7,210	183,206
Lennar Corp. Class A	9,849	1,099,723
†LGI Homes, Inc.	1,679	167,044
Lifetime Brands, Inc.	785	4,420
†Lovesac Co.	603	12,012
†M/I Homes, Inc.	1,091	91,688
MDC Holdings, Inc.	4,503	185,659
Meritage Homes Corp.	2,325	284,557
†Mohawk Industries, Inc.	1,648	141,415
Newell Brands, Inc.	22,715	205,116
†NVR, Inc.	121	721,559
PulteGroup, Inc.	14,094	1,043,661
Purple Innovation, Inc.	800	1,368
†Skyline Champion Corp.	2,886	183,896
†Sonos, Inc.	2,987	38,562
†Taylor Morrison Home Corp.	9,255	394,356
Tempur Sealy International, Inc.	10,009	433,790
Toll Brothers, Inc.	6,351	469,720
†TopBuild Corp.	2,212	556,539
†Tri Pointe Homes, Inc.	8,843	241,856
†Universal Electronics, Inc.	867	7,846
†VOXX International Corp.	2,205	17,596
Whirlpool Corp.	2,368	316,602
		9,660,971
Household Products–1.14%
†Central Garden & Pet Co.	4,253	174,123
Church & Dwight Co., Inc.	5,185	475,102
Clorox Co.	3,633	476,141
Colgate-Palmolive Co.	4,948	351,852
Energizer Holdings, Inc.	3,912	125,340
Kimberly-Clark Corp.	4,712	569,445
Oil-Dri Corp. of America	282	17,414
Procter & Gamble Co.	44,843	6,540,800
Reynolds Consumer Products, Inc.	1,427	36,574
Spectrum Brands Holdings, Inc.	2,923	229,017
WD-40 Co.	775	157,511
		9,153,319
Independent Power and Renewable Electricity Producers–0.20%
AES Corp.	14,524	220,765
Atlantica Sustainable Infrastructure PLC	4,879	93,189
LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers (continued)
Brookfield Renewable Corp. Class A	5,993	$143,472
Clearway Energy, Inc. Class A	5,540	114,739
Ormat Technologies, Inc.	2,822	197,314
†Sunnova Energy International, Inc.	5,997	62,789
Vistra Corp.	23,319	773,724
		1,605,992
Industrial Conglomerates–0.52%
3M Co.	13,826	1,294,390
General Electric Co.	8,723	964,327
Honeywell International, Inc.	10,374	1,916,493
		4,175,210
Insurance–3.20%
Aflac, Inc.	10,120	776,710
Allstate Corp.	7,137	795,133
†Ambac Financial Group, Inc.	2,234	26,942
†American Equity Investment Life Holding Co.	6,329	339,488
American Financial Group, Inc.	4,350	485,765
American International Group, Inc.	13,904	842,582
AMERISAFE, Inc.	1,468	73,503
Aon PLC Class A	1,437	465,904
†Arch Capital Group Ltd.	11,376	906,781
Argo Group International Holdings Ltd.	2,598	77,524
Arthur J Gallagher & Co.	2,541	579,170
Assurant, Inc.	3,006	431,602
Assured Guaranty Ltd.	5,886	356,221
Axis Capital Holdings Ltd.	5,346	301,354
†Brighthouse Financial, Inc.	5,959	291,633
Brown & Brown, Inc.	8,544	596,713
†BRP Group, Inc. Class A	2,221	51,594
Chubb Ltd.	5,362	1,116,261
Cincinnati Financial Corp.	4,103	419,696
CNA Financial Corp.	2,204	86,727
CNO Financial Group, Inc.	6,176	146,557
†Conifer Holdings, Inc.	5,315	6,750
Crawford & Co. Class A	3,914	34,544
Donegal Group, Inc. Class A	996	14,198
†eHealth, Inc.	1,543	11,418
Employers Holdings, Inc.	2,097	83,775
†Enstar Group Ltd.	1,075	260,150
Erie Indemnity Co. Class A	725	212,998
Everest Group Ltd.	1,231	457,526
F&G Annuities & Life, Inc.	1,138	31,932
Fidelity National Financial, Inc.	16,742	691,445
First American Financial Corp.	5,770	325,947
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Genworth Financial, Inc. Class A	22,919	$134,305
Globe Life, Inc.	5,229	568,549
†Goosehead Insurance, Inc. Class A	189	14,086
†Greenlight Capital Re Ltd. Class A	1,907	20,481
†Hallmark Financial Services, Inc.	110	217
Hanover Insurance Group, Inc.	3,093	343,261
Hartford Financial Services Group, Inc.	13,650	967,922
HCI Group, Inc.	887	48,155
†Heritage Insurance Holdings, Inc.	4,237	27,498
Horace Mann Educators Corp.	2,359	69,307
Investors Title Co.	124	18,363
James River Group Holdings Ltd.	1,705	26,172
Kemper Corp.	3,591	150,930
Kinsale Capital Group, Inc.	763	315,981
Loews Corp.	6,244	395,308
†Maiden Holdings Ltd.	5,521	9,717
†Markel Group, Inc.	350	515,372
Marsh & McLennan Cos., Inc.	8,252	1,570,356
Mercury General Corp.	3,824	107,187
MetLife, Inc.	8,084	508,564
National Western Life Group, Inc. Class A	298	130,372
†NI Holdings, Inc.	863	11,107
Old Republic International Corp.	15,631	421,099
†Oscar Health, Inc. Class A	5,717	31,844
†Palomar Holdings, Inc.	463	23,497
Primerica, Inc.	3,272	634,801
Principal Financial Group, Inc.	8,933	643,801
ProAssurance Corp.	3,203	60,505
Progressive Corp.	3,788	527,668
Prudential Financial, Inc.	13,600	1,290,504
Reinsurance Group of America, Inc.	2,470	358,619
RenaissanceRe Holdings Ltd.	2,289	453,039
RLI Corp.	2,487	337,958
Safety Insurance Group, Inc.	1,159	79,032
Selective Insurance Group, Inc.	2,641	272,472
†Selectquote, Inc.	567	663
†SiriusPoint Ltd.	7,714	78,451
Stewart Information Services Corp.	1,688	73,934
Tiptree, Inc.	1,600	26,816
Travelers Cos., Inc.	6,731	1,099,240
LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Trupanion, Inc.	433	$12,211
United Fire Group, Inc.	2,034	40,172
Universal Insurance Holdings, Inc.	3,924	55,014
Unum Group	9,940	488,949
W R Berkley Corp.	7,351	466,715
White Mountains Insurance Group Ltd.	204	305,121
Willis Towers Watson PLC	2,818	588,849
		25,622,727
Interactive Media & Services–3.45%
†Alphabet, Inc. Class A	54,940	7,189,449
†Alphabet, Inc. Class C	57,083	7,526,394
†Angi, Inc.	1,639	3,245
†Bumble, Inc. Class A	6,388	95,309
†Cargurus, Inc.	4,848	84,937
†Cars.com, Inc.	4,551	76,730
†DHI Group, Inc.	3,155	9,654
†EverQuote, Inc. Class A	500	3,615
†Match Group, Inc.	4,578	179,343
†Meta Platforms, Inc. Class A	38,138	11,449,409
†Pinterest, Inc. Class A	7,609	205,671
†QuinStreet, Inc.	3,300	29,601
Shutterstock, Inc.	2,288	87,058
†Snap, Inc. Class A	9,587	85,420
†TripAdvisor, Inc.	4,445	73,698
†TrueCar, Inc.	6,947	14,380
†Vimeo, Inc.	4,300	15,222
†Yelp, Inc.	3,429	142,612
†Zedge, Inc. Class B	591	1,294
†Ziff Davis, Inc.	3,482	221,769
†ZoomInfo Technologies, Inc.	7,341	120,393
		27,615,203
IT Services–1.37%
Accenture PLC Class A	11,756	3,610,385
†Akamai Technologies, Inc.	4,441	473,144
Amdocs Ltd.	3,936	332,553
†Brightcove, Inc.	3,520	11,581
†Cloudflare, Inc. Class A	488	30,764
Cognizant Technology Solutions Corp. Class A	10,584	716,960
†Computer Task Group, Inc.	1,153	11,911
†DigitalOcean Holdings, Inc.	1,949	46,834
†DXC Technology Co.	11,644	242,545
†Edgio, Inc.	3,333	2,840
†EPAM Systems, Inc.	977	249,809
†Fastly, Inc. Class A	5,634	108,004
†Gartner, Inc.	1,820	625,370
†Globant SA	1,074	212,491
†GoDaddy, Inc. Class A	3,455	257,328
†Grid Dynamics Holdings, Inc.	2,155	26,248
Hackett Group, Inc.	2,748	64,825
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Information Services Group, Inc.	2,900	$12,702
International Business Machines Corp.	20,201	2,834,200
†Kyndryl Holdings, Inc.	4,524	68,312
†MongoDB, Inc.	226	78,164
†Okta, Inc.	1,917	156,255
†Perficient, Inc.	1,815	105,016
PFSweb, Inc.	867	6,451
†Snowflake, Inc. Class A	525	80,204
†Squarespace, Inc. Class A	1,211	35,083
†Twilio, Inc. Class A	3,429	200,699
†Unisys Corp.	1,659	5,724
†VeriSign, Inc.	1,891	382,984
		10,989,386
Leisure Products–0.30%
Acushnet Holdings Corp.	4,495	238,415
†American Outdoor Brands, Inc.	1,803	17,633
Brunswick Corp.	5,296	418,384
†Funko, Inc. Class A	1,250	9,563
Hasbro, Inc.	4,346	287,444
Johnson Outdoors, Inc. Class A	436	23,845
†Malibu Boats, Inc. Class A	1,584	77,648
Marine Products Corp.	2,133	30,310
†MasterCraft Boat Holdings, Inc.	1,000	22,220
†Mattel, Inc.	18,315	403,479
Polaris, Inc.	3,553	370,009
Smith & Wesson Brands, Inc.	2,575	33,243
†Topgolf Callaway Brands Corp.	7,331	101,461
†Vista Outdoor, Inc.	4,147	137,349
†YETI Holdings, Inc.	4,493	216,653
		2,387,656
Life Sciences Tools & Services–1.34%
†10X Genomics, Inc. Class A	1,470	60,638
†Adaptive Biotechnologies Corp.	4,172	22,737
Agilent Technologies, Inc.	7,221	807,452
†Alpha Teknova, Inc.	1,800	5,022
†Avantor, Inc.	13,009	274,230
†Azenta, Inc.	1,794	90,041
†BioLife Solutions, Inc.	3,897	53,818
†Bio-Rad Laboratories, Inc. Class A	670	240,162
Bio-Techne Corp.	2,920	198,764
Bruker Corp.	7,489	466,565
†Champions Oncology, Inc.	196	1,219
†Charles River Laboratories International, Inc.	2,531	496,025
†CryoPort, Inc.	2,671	36,619
LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Danaher Corp.	5,632	$1,397,299
†Fortrea Holdings, Inc.	3,037	86,828
†Harvard Bioscience, Inc.	3,169	13,627
†Illumina, Inc.	1,496	205,371
†IQVIA Holdings, Inc.	7,248	1,426,044
†Maravai LifeSciences Holdings, Inc. Class A	5,321	53,210
†Medpace Holdings, Inc.	1,557	376,996
Mesa Laboratories, Inc.	221	23,221
†Mettler-Toledo International, Inc.	404	447,660
†Nautilus Biotechnology, Inc.	5,121	16,182
†OmniAb, Inc.	4,454	23,116
†Pacific Biosciences of California, Inc.	7,405	61,832
†Quanterix Corp.	1,218	33,057
†Repligen Corp.	1,127	179,204
Revvity, Inc.	3,422	378,815
†Seer, Inc.	2,828	6,250
†Sotera Health Co.	12,699	190,231
Thermo Fisher Scientific, Inc.	4,351	2,202,346
†Waters Corp.	1,354	371,280
West Pharmaceutical Services, Inc.	1,251	469,388
		10,715,249
Machinery–3.16%
†3D Systems Corp.	6,912	33,938
AGCO Corp.	4,680	553,551
Alamo Group, Inc.	671	115,989
Albany International Corp. Class A	2,141	184,725
Allison Transmission Holdings, Inc.	7,945	469,232
Astec Industries, Inc.	1,462	68,875
Barnes Group, Inc.	3,140	106,666
†Blue Bird Corp.	812	17,336
Caterpillar, Inc.	9,808	2,677,584
†Chart Industries, Inc.	2,068	349,740
Chicago Rivet & Machine Co.	189	3,331
†CIRCOR International, Inc.	1,341	74,761
Columbus McKinnon Corp.	1,631	56,938
†Commercial Vehicle Group, Inc.	4,182	32,452
Crane Co.	4,090	363,356
Cummins, Inc.	4,569	1,043,834
Deere & Co.	5,900	2,226,542
Donaldson Co., Inc.	8,393	500,558
Douglas Dynamics, Inc.	1,386	41,829
Dover Corp.	4,566	637,003
Eastern Co.	515	9,347
†Energy Recovery, Inc.	2,984	63,291
Enerpac Tool Group Corp.	2,890	76,383
EnPro Industries, Inc.	2,155	261,164
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Esab Corp.	2,239	$157,223
ESCO Technologies, Inc.	1,491	155,720
Federal Signal Corp.	4,085	243,997
Flowserve Corp.	6,513	259,022
Fortive Corp.	6,827	506,290
Franklin Electric Co., Inc.	2,494	222,540
†Gates Industrial Corp. PLC	3,772	43,793
†Gencor Industries, Inc.	1,204	17,013
Gorman-Rupp Co.	2,146	70,603
Graco, Inc.	3,975	289,698
†Graham Corp.	501	8,317
Greenbrier Cos., Inc.	1,954	78,160
Helios Technologies, Inc.	2,751	152,625
Hillenbrand, Inc.	5,042	213,327
Hurco Cos., Inc.	300	6,729
Hyster-Yale Materials Handling, Inc.	834	37,180
IDEX Corp.	1,637	340,529
Illinois Tool Works, Inc.	5,942	1,368,502
Ingersoll Rand, Inc.	9,821	625,794
ITT, Inc.	4,999	489,452
John Bean Technologies Corp.	1,844	193,878
Kadant, Inc.	745	168,035
Kennametal, Inc.	5,039	125,370
†L B Foster Co. Class A	762	14,409
Lincoln Electric Holdings, Inc.	3,420	621,722
Lindsay Corp.	475	55,898
†LS Starrett Co. Class A	1,600	17,200
Luxfer Holdings PLC	1,289	16,821
†Manitowoc Co., Inc.	3,195	48,085
†Mayville Engineering Co., Inc.	557	6,110
†Middleby Corp.	2,865	366,720
Miller Industries, Inc.	637	24,977
Mueller Industries, Inc.	4,258	320,031
Mueller Water Products, Inc. Class A	10,288	130,452
†NN, Inc.	5,648	10,505
Nordson Corp.	1,271	283,649
Omega Flex, Inc.	460	36,216
Oshkosh Corp.	3,866	368,932
Otis Worldwide Corp.	7,492	601,682
PACCAR, Inc.	10,993	934,625
Parker-Hannifin Corp.	2,117	824,614
Park-Ohio Holdings Corp.	1,241	24,708
Pentair PLC	9,500	615,125
†Proto Labs, Inc.	1,067	28,169
†RBC Bearings, Inc.	700	163,891
REV Group, Inc.	4,472	71,552
Shyft Group, Inc.	2,371	35,494
Snap-on, Inc.	1,470	374,938
†SPX Technologies, Inc.	3,324	270,574
Standex International Corp.	630	91,785
LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	4,384	$366,415
†Symbotic, Inc.	1,349	45,097
Tennant Co.	1,373	101,808
Terex Corp.	3,393	195,505
Timken Co.	4,369	321,078
†Titan International, Inc.	6,689	89,833
Toro Co.	6,493	539,568
Trinity Industries, Inc.	6,963	169,549
†Twin Disc, Inc.	600	8,232
Wabash National Corp.	2,605	55,018
Watts Water Technologies, Inc. Class A	1,597	275,994
Westinghouse Air Brake Technologies Corp.	4,846	514,984
Xylem, Inc.	5,955	542,084
		25,326,271
Marine Transportation–0.09%
Costamare, Inc.	6,357	61,155
Eagle Bulk Shipping, Inc.	539	22,654
Genco Shipping & Trading Ltd.	2,086	29,183
†Kirby Corp.	4,034	334,015
Matson, Inc.	2,879	255,425
Pangaea Logistics Solutions Ltd.	3,860	22,697
		725,129
Media–1.25%
†Altice USA, Inc. Class A	10,271	33,586
†AMC Networks, Inc. Class A	1,659	19,543
†Boston Omaha Corp. Class A	1,027	16,833
Cable One, Inc.	358	220,399
†Charter Communications, Inc. Class A	2,320	1,020,382
Comcast Corp. Class A	82,939	3,677,515
†comScore, Inc.	4,616	2,834
†Cumulus Media, Inc. Class A	500	2,545
†Daily Journal Corp.	100	29,400
DallasNews Corp.	1,322	6,081
†DISH Network Corp. Class A	12,184	71,398
†Emerald Holding, Inc.	3,197	14,451
Entravision Communications Corp. Class A	4,034	14,724
†EW Scripps Co. Class A	5,690	31,181
†Fluent, Inc.	1,021	453
Fox Corp. Class A	17,727	534,400
†Gannett Co., Inc.	11,594	28,405
Gray Television, Inc.	5,362	37,105
†iHeartMedia, Inc. Class A	3,260	10,302
†Integral Ad Science Holding Corp.	8,409	99,983
Interpublic Group of Cos., Inc.	15,836	453,860
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
John Wiley & Sons, Inc. Class A	2,592	$96,345
†Liberty Broadband Corp. Class A	4,244	387,272
†Liberty Media Corp.-Liberty SiriusXM Class A	8,345	212,437
†Magnite, Inc.	5,590	42,149
†Marchex, Inc. Class B	5,340	7,743
New York Times Co. Class A	6,656	274,227
News Corp. Class A	20,037	408,032
Nexstar Media Group, Inc. Class A	3,138	449,895
Omnicom Group, Inc.	10,843	807,587
Paramount Global Class A	24,606	318,573
†PubMatic, Inc. Class A	1,163	14,072
Saga Communications, Inc. Class A	635	13,627
Scholastic Corp.	2,318	88,409
Sinclair, Inc.	911	10,221
Sirius XM Holdings, Inc.	21,963	99,273
†TechTarget, Inc.	959	29,115
TEGNA, Inc.	15,413	224,567
†Thryv Holdings, Inc.	1,751	32,866
†Trade Desk, Inc. Class A	1,794	140,201
†Urban One, Inc.	3,828	19,255
†WideOpenWest, Inc.	3,597	27,517
		10,028,763
Metals & Mining–1.12%
Alcoa Corp.	11,273	327,593
Alpha Metallurgical Resources, Inc.	805	209,083
†Ampco-Pittsburgh Corp.	782	2,057
Arch Resources, Inc.	1,270	216,738
†ATI, Inc.	7,588	312,246
Caledonia Mining Corp. PLC	1,249	12,315
Carpenter Technology Corp.	2,617	175,889
†Century Aluminum Co.	6,328	45,498
†Cleveland-Cliffs, Inc.	27,413	428,465
†Coeur Mining, Inc.	22,731	50,463
Commercial Metals Co.	7,882	389,450
Compass Minerals International, Inc.	2,029	56,711
†Dakota Gold Corp.	2,786	7,188
†Ferroglobe PLC	9,406	48,911
Fortitude Gold Corp.	1,049	6,273
Freeport-McMoRan, Inc.	23,261	867,403
Friedman Industries, Inc.	5	67
Haynes International, Inc.	2,063	95,971
Hecla Mining Co.	36,267	141,804
†Idaho Strategic Resources, Inc.	1,820	9,173
Kaiser Aluminum Corp.	589	44,328
Materion Corp.	1,479	150,725
†MP Materials Corp.	4,309	82,302
LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Newmont Corp.	19,669	$726,770
Nexa Resources SA	4,710	28,495
Nucor Corp.	7,691	1,202,488
Olympic Steel, Inc.	623	35,019
Reliance Steel & Aluminum Co.	2,351	616,503
Royal Gold, Inc.	1,959	208,300
Ryerson Holding Corp.	2,843	82,703
Schnitzer Steel Industries, Inc. Class A	1,911	53,221
Southern Copper Corp.	3,374	254,028
Steel Dynamics, Inc.	10,292	1,103,508
SunCoke Energy, Inc.	6,128	62,199
†TimkenSteel Corp.	6,202	134,707
Tredegar Corp.	3,415	18,475
U.S. Steel Corp.	12,149	394,599
†Universal Stainless & Alloy Products, Inc.	352	4,615
Warrior Met Coal, Inc.	3,207	163,814
Worthington Industries, Inc.	3,712	229,476
		8,999,573
Multi-Utilities–0.44%
Ameren Corp.	4,745	355,068
Avista Corp.	2,686	86,946
Black Hills Corp.	2,357	119,241
CenterPoint Energy, Inc.	12,253	328,993
CMS Energy Corp.	5,779	306,923
Consolidated Edison, Inc.	5,469	467,763
Dominion Energy, Inc.	5,531	247,070
DTE Energy Co.	3,725	369,818
NiSource, Inc.	8,491	209,558
NorthWestern Corp.	1,697	81,558
Public Service Enterprise Group, Inc.	5,861	333,549
Sempra	3,928	267,222
Unitil Corp.	1,166	49,800
WEC Energy Group, Inc.	3,452	278,058
		3,501,567
Oil, Gas & Consumable Fuels–6.41%
Adams Resources & Energy, Inc.	441	14,857
†Amplify Energy Corp.	3,085	22,675
Antero Midstream Corp.	24,985	299,320
†Antero Resources Corp.	13,414	340,447
APA Corp.	10,617	436,359
Ardmore Shipping Corp.	2,791	36,311
†Battalion Oil Corp.	29	179
Berry Corp.	3,410	27,962
California Resources Corp.	4,309	241,347
†Callon Petroleum Co.	3,716	145,370
†Centrus Energy Corp. Class A	700	39,732
Cheniere Energy, Inc.	5,195	862,162
Chesapeake Energy Corp.	8,494	732,438
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	33,436	$5,637,978
Chord Energy Corp.	1,551	251,371
Civitas Resources, Inc.	3,073	248,514
†Clean Energy Fuels Corp.	20,933	80,173
†CNX Resources Corp.	15,674	353,919
Comstock Resources, Inc.	11,629	128,268
ConocoPhillips	27,972	3,351,046
CONSOL Energy, Inc.	2,615	274,340
Coterra Energy, Inc.	46,064	1,246,031
CVR Energy, Inc.	6,732	229,090
Delek U.S. Holdings, Inc.	4,667	132,589
†Denbury, Inc.	3,207	314,318
Devon Energy Corp.	27,046	1,290,094
DHT Holdings, Inc.	13,916	143,335
Diamondback Energy, Inc.	7,713	1,194,589
Dorian LPG Ltd.	2,455	70,532
DT Midstream, Inc.	5,805	307,201
†Earthstone Energy, Inc. Class A	1,994	40,359
†EnLink Midstream LLC	29,673	362,604
EOG Resources, Inc.	11,873	1,505,022
Epsilon Energy Ltd.	2,128	11,236
EQT Corp.	13,715	556,555
Equitrans Midstream Corp.	22,129	207,349
Evolution Petroleum Corp.	2,220	15,185
Excelerate Energy, Inc. Class A	1,162	19,801
Exxon Mobil Corp.	86,731	10,197,831
†Green Plains, Inc.	3,877	116,698
†Gulfport Energy Corp.	473	56,126
†Hallador Energy Co.	3,632	52,373
Hess Corp.	9,345	1,429,785
HF Sinclair Corp.	10,776	613,478
International Seaways, Inc.	2,758	124,110
Kinder Morgan, Inc.	41,331	685,268
Kinetik Holdings, Inc. Class A	896	30,240
†Kosmos Energy Ltd.	26,917	220,181
Magnolia Oil & Gas Corp. Class A	9,382	214,942
Marathon Oil Corp.	30,124	805,817
Marathon Petroleum Corp.	14,277	2,160,681
Matador Resources Co.	6,684	397,564
Murphy Oil Corp.	10,368	470,189
NACCO Industries, Inc. Class A	326	11,433
New Fortress Energy, Inc.	4,276	140,167
Nordic American Tankers Ltd.	14,832	61,108
Northern Oil & Gas, Inc.	1,139	45,822
Occidental Petroleum Corp.	22,133	1,435,989
ONEOK, Inc.	15,976	1,013,358
†Overseas Shipholding Group, Inc. Class A	5,002	21,959
Ovintiv, Inc.	13,095	622,929
LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Par Pacific Holdings, Inc.	3,626	$130,318
PBF Energy, Inc. Class A	7,775	416,196
Peabody Energy Corp.	9,294	241,551
Permian Resources Corp.	17,052	238,046
Phillips 66	7,915	950,987
PHX Minerals, Inc.	655	2,384
Pioneer Natural Resources Co.	5,179	1,188,839
†PrimeEnergy Resources Corp.	202	23,430
Range Resources Corp.	17,978	582,667
†REX American Resources Corp.	1,620	65,966
SandRidge Energy, Inc.	3,035	47,528
Scorpio Tankers, Inc.	5,026	272,007
SFL Corp. Ltd.	10,126	112,905
Sitio Royalties Corp. Class A	1,683	40,745
SM Energy Co.	11,376	451,058
†Southwestern Energy Co.	61,772	398,429
†Talos Energy, Inc.	4,058	66,714
Targa Resources Corp.	9,029	773,966
†Teekay Corp.	3,211	19,812
Teekay Tankers Ltd. Class A	2,248	93,584
Texas Pacific Land Corp.	244	444,949
Valero Energy Corp.	11,423	1,618,753
†Vital Energy, Inc.	929	51,485
Vitesse Energy, Inc.	1,422	32,550
†W&T Offshore, Inc.	4,101	17,962
Williams Cos., Inc.	24,170	814,287
World Kinect Corp.	6,061	135,948
		51,331,772
Paper & Forest Products–0.07%
†Clearwater Paper Corp.	1,500	54,375
†Glatfelter Corp.	3,242	6,484
Louisiana-Pacific Corp.	7,336	405,461
Mercer International, Inc.	4,679	40,146
Sylvamo Corp.	1,590	69,864
		576,330
Passenger Airlines–0.35%
†Alaska Air Group, Inc.	6,350	235,458
Allegiant Travel Co.	1,306	100,379
†American Airlines Group, Inc.	14,699	188,294
Copa Holdings SA Class A	1,782	158,812
Delta Air Lines, Inc.	24,758	916,046
†Frontier Group Holdings, Inc.	2,518	12,187
†Hawaiian Holdings, Inc.	3,086	19,534
†JetBlue Airways Corp.	22,742	104,613
†Mesa Air Group, Inc.	2,354	2,022
†SkyWest, Inc.	3,119	130,811
Southwest Airlines Co.	12,115	327,953
Spirit Airlines, Inc.	5,476	90,354
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†United Airlines Holdings, Inc.	12,582	$532,219
		2,818,682
Personal Care Products–0.36%
†BellRing Brands, Inc.	6,545	269,850
†Coty, Inc. Class A	28,705	314,894
Edgewell Personal Care Co.	3,074	113,615
†elf Beauty, Inc.	1,640	180,121
Estee Lauder Cos., Inc. Class A	2,064	298,351
†Herbalife Ltd.	4,218	59,010
†Honest Co., Inc.	11,559	14,564
Inter Parfums, Inc.	1,441	193,584
Kenvue, Inc.	56,699	1,138,516
Lifevantage Corp.	2,676	17,260
Medifast, Inc.	636	47,605
Natural Health Trends Corp.	462	2,472
†Nature's Sunshine Products, Inc.	909	15,062
Nu Skin Enterprises, Inc. Class A	3,625	76,886
†Thorne HealthTech, Inc.	3,386	34,503
†USANA Health Sciences, Inc.	1,458	85,454
		2,861,747
Pharmaceuticals–3.21%
†Amneal Pharmaceuticals, Inc.	8,114	34,241
†Amphastar Pharmaceuticals, Inc.	3,846	176,878
†ANI Pharmaceuticals, Inc.	935	54,286
†Assertio Holdings, Inc.	937	2,399
†Athira Pharma, Inc.	4,848	9,793
Bristol-Myers Squibb Co.	43,919	2,549,059
†Cara Therapeutics, Inc.	1,547	2,599
†Catalent, Inc.	4,237	192,911
†Collegium Pharmaceutical, Inc.	1,508	33,704
†Corcept Therapeutics, Inc.	4,605	125,463
†Cymabay Therapeutics, Inc.	5,352	79,798
†Elanco Animal Health, Inc.	18,347	206,220
Eli Lilly & Co.	13,852	7,440,325
†Fulcrum Therapeutics, Inc.	3,143	13,955
†Harmony Biosciences Holdings, Inc.	2,848	93,329
†Harrow, Inc.	2,646	38,023
†Innoviva, Inc.	5,638	73,238
†Intra-Cellular Therapies, Inc.	1,840	95,846
†Jazz Pharmaceuticals PLC	2,956	382,625
Johnson & Johnson	38,332	5,970,209
†Ligand Pharmaceuticals, Inc.	909	54,467
Merck & Co., Inc.	23,042	2,372,174
†Nektar Therapeutics	5,848	3,483
LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†NGM Biopharmaceuticals, Inc.	1,200	$1,284
Organon & Co.	7,098	123,221
†Pacira BioSciences, Inc.	2,987	91,641
Perrigo Co. PLC	7,593	242,596
Pfizer, Inc.	108,996	3,615,397
Phibro Animal Health Corp. Class A	1,490	19,027
†Prestige Consumer Healthcare, Inc.	3,449	197,248
†Scilex Holding Co.	1,396	1,955
†scPharmaceuticals, Inc.	2,003	14,261
SIGA Technologies, Inc.	4,189	21,992
†Supernus Pharmaceuticals, Inc.	4,014	110,666
†Taro Pharmaceutical Industries Ltd.	2,002	75,495
†Tarsus Pharmaceuticals, Inc.	625	11,106
†Ventyx Biosciences, Inc.	1,006	34,938
Viatris, Inc.	29,225	288,159
Zoetis, Inc.	5,101	887,472
		25,741,483
Professional Services–1.75%
†Alight, Inc. Class A	6,750	47,858
†ASGN, Inc.	3,282	268,074
†Asure Software, Inc.	1,711	16,186
Automatic Data Processing, Inc.	7,901	1,900,823
Barrett Business Services, Inc.	764	68,943
BGSF, Inc.	458	4,401
Booz Allen Hamilton Holding Corp.	4,888	534,112
Broadridge Financial Solutions, Inc.	3,831	685,941
†CACI International, Inc. Class A	1,277	400,889
†CBIZ, Inc.	2,928	151,963
†Ceridian HCM Holding, Inc.	2,899	196,697
†Clarivate PLC	10,298	69,100
Concentrix Corp.	3,531	282,868
†Conduent, Inc.	11,528	40,117
CRA International, Inc.	465	46,853
CSG Systems International, Inc.	1,963	100,349
†DLH Holdings Corp.	697	8,134
Dun & Bradstreet Holdings, Inc.	18,237	182,188
Equifax, Inc.	2,629	481,580
†ExlService Holdings, Inc.	7,105	199,224
Exponent, Inc.	2,689	230,178
First Advantage Corp.	6,442	88,835
†Forrester Research, Inc.	1,302	37,628
†Franklin Covey Co.	769	33,006
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†FTI Consulting, Inc.	1,813	$323,457
Genpact Ltd.	10,041	363,484
Heidrick & Struggles International, Inc.	1,738	43,485
HireQuest, Inc.	768	11,850
†Huron Consulting Group, Inc.	1,526	158,948
†IBEX Holdings Ltd.	574	8,868
ICF International, Inc.	989	119,481
Insperity, Inc.	1,739	169,726
Jacobs Solutions, Inc.	2,662	363,363
KBR, Inc.	5,931	349,573
Kelly Services, Inc. Class A	2,914	53,006
Kforce, Inc.	1,861	111,027
Korn Ferry	3,509	166,467
Leidos Holdings, Inc.	3,474	320,164
ManpowerGroup, Inc.	3,592	263,365
Maximus, Inc.	4,397	328,368
†Mistras Group, Inc.	2,371	12,922
†NV5 Global, Inc.	614	59,085
Paychex, Inc.	6,697	772,365
Paycom Software, Inc.	1,219	316,050
†Paycor HCM, Inc.	879	20,068
†Paylocity Holding Corp.	950	172,615
†RCM Technologies, Inc.	1,000	19,540
Resources Connection, Inc.	3,042	45,356
Robert Half, Inc.	8,363	612,841
Science Applications International Corp.	3,433	362,319
SS&C Technologies Holdings, Inc.	6,801	357,325
†StarTek, Inc.	4,760	15,470
†Sterling Check Corp.	3,447	43,501
TransUnion	4,978	357,371
†TriNet Group, Inc.	2,281	265,691
†TrueBlue, Inc.	2,836	41,604
TTEC Holdings, Inc.	3,257	85,399
†Upwork, Inc.	1,575	17,892
Verisk Analytics, Inc.	4,606	1,088,121
†Verra Mobility Corp.	6,040	112,948
†Willdan Group, Inc.	746	15,241
		14,024,303
Real Estate Management & Development–0.35%
†Anywhere Real Estate, Inc.	7,238	46,540
†CBRE Group, Inc. Class A	7,961	587,999
†CKX Lands, Inc.	100	1,312
†Compass, Inc. Class A	24,497	71,041
†CoStar Group, Inc.	4,230	325,245
†Cushman & Wakefield PLC	5,962	45,430
DigitalBridge Group, Inc.	2,318	40,750
Douglas Elliman, Inc.	3,734	8,439
eXp World Holdings, Inc.	1,193	19,374
†Five Point Holdings LLC Class A	1,459	4,333
†Forestar Group, Inc.	2,282	61,477
LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†FRP Holdings, Inc.	1,191	$64,278
†Howard Hughes Holdings, Inc.	2,366	175,392
†Jones Lang LaSalle, Inc.	2,637	372,292
Kennedy-Wilson Holdings, Inc.	9,523	140,369
Marcus & Millichap, Inc.	2,435	71,443
†Maui Land & Pineapple Co., Inc.	1,011	13,396
Newmark Group, Inc. Class A	11,223	72,164
†Opendoor Technologies, Inc.	23,791	62,808
†Rafael Holdings, Inc. Class B	887	1,685
RE/MAX Holdings, Inc. Class A	1,472	19,048
RMR Group, Inc. Class A	1,499	36,756
St. Joe Co.	4,108	223,188
†Stratus Properties, Inc.	394	10,796
†Tejon Ranch Co.	3,049	49,455
†Zillow Group, Inc. Class A	6,772	310,436
		2,835,446
Semiconductors & Semiconductor Equipment–4.84%
†Advanced Micro Devices, Inc.	14,294	1,469,709
†Allegro MicroSystems, Inc.	1,948	62,219
†Alpha & Omega Semiconductor Ltd.	978	29,184
†Ambarella, Inc.	1,741	92,325
Amkor Technology, Inc.	20,940	473,244
†Amtech Systems, Inc.	1,163	8,862
Analog Devices, Inc.	5,085	890,333
Applied Materials, Inc.	18,003	2,492,515
†Axcelis Technologies, Inc.	2,339	381,374
†AXT, Inc.	1,172	2,813
Broadcom, Inc.	8,057	6,691,983
†CEVA, Inc.	1,018	19,739
†Cirrus Logic, Inc.	4,655	344,284
†Cohu, Inc.	3,624	124,811
†Credo Technology Group Holding Ltd.	2,502	38,156
†Diodes, Inc.	2,424	191,108
†Enphase Energy, Inc.	2,236	268,655
Entegris, Inc.	3,804	357,234
†First Solar, Inc.	2,584	417,549
†FormFactor, Inc.	4,562	159,396
†GLOBALFOUNDRIES, Inc.	2,473	143,904
†GSI Technology, Inc.	1,975	5,352
†Ichor Holdings Ltd.	1,913	59,226
†indie Semiconductor, Inc. Class A	2,266	14,276
Intel Corp.	58,034	2,063,109
†inTEST Corp.	1,085	16,459
KLA Corp.	2,842	1,303,512
Kulicke & Soffa Industries, Inc.	3,275	159,263
Lam Research Corp.	3,251	2,037,629
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Lattice Semiconductor Corp.	3,639	$312,699
†MACOM Technology Solutions Holdings, Inc.	2,251	183,637
†Magnachip Semiconductor Corp.	1,402	11,651
Marvell Technology, Inc.	9,857	533,559
†MaxLinear, Inc.	3,221	71,667
Microchip Technology, Inc.	15,442	1,205,248
Micron Technology, Inc.	15,271	1,038,886
Monolithic Power Systems, Inc.	551	254,562
NVE Corp.	375	30,803
NVIDIA Corp.	9,068	3,944,489
NXP Semiconductors NV	4,625	924,630
†ON Semiconductor Corp.	16,695	1,551,800
†Onto Innovation, Inc.	3,137	400,030
†PDF Solutions, Inc.	2,280	73,872
†Photronics, Inc.	4,937	99,777
Power Integrations, Inc.	2,288	174,597
†Qorvo, Inc.	4,540	433,434
QUALCOMM, Inc.	21,738	2,414,222
†Rambus, Inc.	3,919	218,641
†Semtech Corp.	2,840	73,130
†Silicon Laboratories, Inc.	1,942	225,058
†SiTime Corp.	694	79,289
Skyworks Solutions, Inc.	4,469	440,599
†SMART Global Holdings, Inc.	2,460	59,901
†SolarEdge Technologies, Inc.	763	98,816
†Synaptics, Inc.	2,171	194,174
Teradyne, Inc.	3,629	364,569
Texas Instruments, Inc.	16,267	2,586,616
†Ultra Clean Holdings, Inc.	2,522	74,828
Universal Display Corp.	1,230	193,098
†Veeco Instruments, Inc.	2,578	72,468
†Wolfspeed, Inc.	3,268	124,511
		38,783,484
Software–7.32%
A10 Networks, Inc.	2,287	34,374
†ACI Worldwide, Inc.	6,433	145,128
Adeia, Inc.	7,533	80,452
†Adobe, Inc.	7,296	3,720,230
†Agilysys, Inc.	934	61,793
†Alarm.com Holdings, Inc.	2,172	132,796
†Alkami Technology, Inc.	1,202	21,900
†Altair Engineering, Inc. Class A	800	50,048
American Software, Inc. Class A	1,038	11,895
†Amplitude, Inc. Class A	3,306	38,250
†ANSYS, Inc.	1,313	390,683
†Appfolio, Inc. Class A	301	54,972
†AppLovin Corp. Class A	7,569	302,457
†Aspen Technology, Inc.	1,349	275,547
†Atlassian Corp. Class A	315	63,476
LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Aurora Innovation, Inc.	12,397	$29,133
†Autodesk, Inc.	3,161	654,043
Bentley Systems, Inc. Class B	2,883	144,611
†Bill Holdings, Inc.	1,820	197,597
†Blackbaud, Inc.	2,281	160,400
†BlackLine, Inc.	719	39,883
†Box, Inc. Class A	5,884	142,452
†Cadence Design Systems, Inc.	1,601	375,114
†CCC Intelligent Solutions Holdings, Inc.	6,674	89,098
†Cerence, Inc.	2,409	49,071
†Cleanspark, Inc.	3,261	12,424
†Cognyte Software Ltd.	3,097	14,897
†CommVault Systems, Inc.	889	60,105
†Confluent, Inc. Class A	2,167	64,165
†Consensus Cloud Solutions, Inc.	1,160	29,209
†CoreCard Corp.	954	19,080
†Crowdstrike Holdings, Inc. Class A	518	86,703
†Datadog, Inc. Class A	238	21,679
†DocuSign, Inc.	1,008	42,336
Dolby Laboratories, Inc. Class A	2,941	233,104
†DoubleVerify Holdings, Inc.	2,056	57,465
†Dropbox, Inc. Class A	10,267	279,570
†Dynatrace, Inc.	2,110	98,600
†E2open Parent Holdings, Inc.	15,260	69,280
Ebix, Inc.	2,526	24,957
†eGain Corp.	796	4,879
†Elastic NV	272	22,097
†EngageSmart, Inc.	6,414	115,388
†Envestnet, Inc.	2,030	89,381
†Everbridge, Inc.	687	15,403
†Fair Isaac Corp.	610	529,803
†Fortinet, Inc.	7,163	420,325
†Freshworks, Inc. Class A	7,955	158,464
Gen Digital, Inc.	24,225	428,298
†Gitlab, Inc. Class A	1,076	48,657
†Guidewire Software, Inc.	2,052	184,680
†HashiCorp, Inc. Class A	1,545	35,272
†HubSpot, Inc.	157	77,323
†Informatica, Inc. Class A	5,370	113,146
†Instructure Holdings, Inc.	902	22,911
†Intapp, Inc.	705	23,632
InterDigital, Inc.	2,062	165,455
Intuit, Inc.	1,565	799,621
†Jamf Holding Corp.	4,825	85,210
†JFrog Ltd.	2,880	73,037
†LiveRamp Holdings, Inc.	4,179	120,522
†Manhattan Associates, Inc.	3,299	652,080
†Matterport, Inc.	7,132	15,476
Microsoft Corp.	120,237	37,964,833
†Mitek Systems, Inc.	3,573	38,303
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Model N, Inc.	1,142	$27,876
†N-able, Inc.	5,589	72,098
†nCino, Inc.	2,769	88,054
†NCR Corp.	9,975	269,026
†Nutanix, Inc. Class A	2,597	90,583
†Olo, Inc. Class A	5,124	31,051
ON24, Inc.	506	3,203
†OneSpan, Inc.	2,510	26,983
Oracle Corp.	11,578	1,226,342
†Palantir Technologies, Inc. Class A	9,565	153,040
†Palo Alto Networks, Inc.	941	220,608
†PowerSchool Holdings, Inc. Class A	5,214	118,149
†Procore Technologies, Inc.	600	39,192
Progress Software Corp.	3,296	173,304
†PTC, Inc.	1,995	282,652
†Q2 Holdings, Inc.	1,887	60,894
†Qualys, Inc.	1,575	240,266
†Rimini Street, Inc.	4,284	9,425
†Riot Platforms, Inc.	6,350	59,246
Roper Technologies, Inc.	980	474,594
†Salesforce, Inc.	7,099	1,439,535
†Samsara, Inc. Class A	2,189	55,185
Sapiens International Corp. NV	3,371	95,838
†SecureWorks Corp. Class A	2,259	14,028
†SentinelOne, Inc. Class A	5,643	95,141
†ServiceNow, Inc.	339	189,487
†SolarWinds Corp.	7,735	73,018
†SoundThinking, Inc.	558	9,988
†Splunk, Inc.	1,375	201,094
†Sprinklr, Inc. Class A	2,904	40,191
†SPS Commerce, Inc.	816	139,218
†Synchronoss Technologies, Inc.	2,306	2,214
†Synopsys, Inc.	758	347,899
†Telos Corp.	3,621	8,654
†Teradata Corp.	5,927	266,834
†Tyler Technologies, Inc.	575	222,031
†UiPath, Inc. Class A	7,152	122,371
†Unity Software, Inc.	4,378	137,425
†Upland Software, Inc.	1,653	7,637
†Varonis Systems, Inc.	2,202	67,249
†Verint Systems, Inc.	3,097	71,200
†Veritone, Inc.	1,489	3,842
†Vertex, Inc. Class A	1,395	32,225
†VMware, Inc. Class A	1,626	270,696
†Workday, Inc. Class A	315	67,678
†Xperi, Inc.	3,013	29,708
†Yext, Inc.	4,098	25,940
†Zoom Video Communications, Inc. Class A	3,207	224,298
LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Zscaler, Inc.	476	$74,061
		58,584,444
Specialty Retail–2.78%
†1-800-Flowers.com, Inc. Class A	3,054	21,378
Aaron's Co., Inc.	2,309	24,175
†Abercrombie & Fitch Co. Class A	6,902	389,066
Academy Sports & Outdoors, Inc.	4,579	216,449
Advance Auto Parts, Inc.	2,697	150,843
American Eagle Outfitters, Inc.	13,926	231,311
†America's Car-Mart, Inc.	473	43,038
Arko Corp.	4,300	30,745
†Asbury Automotive Group, Inc.	1,229	282,756
†AutoNation, Inc.	4,730	716,122
†AutoZone, Inc.	118	299,719
†Barnes & Noble Education, Inc.	4,091	4,459
Bath & Body Works, Inc.	4,665	157,677
Best Buy Co., Inc.	12,638	877,962
Big 5 Sporting Goods Corp.	952	6,674
†Boot Barn Holdings, Inc.	2,377	192,989
Buckle, Inc.	3,060	102,173
Build-A-Bear Workshop, Inc.	1,134	33,351
†Burlington Stores, Inc.	1,720	232,716
Caleres, Inc.	3,166	91,054
Camping World Holdings, Inc. Class A	1,466	29,921
†CarMax, Inc.	5,033	355,984
†CarParts.com, Inc.	2,700	11,124
†Carvana Co.	904	37,950
Cato Corp. Class A	2,294	17,572
†Chewy, Inc. Class A	1,823	33,288
†Chico's FAS, Inc.	9,593	71,756
†Children's Place, Inc.	524	14,164
†Citi Trends, Inc.	1,474	32,752
†Conn's, Inc.	3,161	12,486
†Container Store Group, Inc.	7,273	16,364
Designer Brands, Inc. Class A	3,126	39,575
†Destination XL Group, Inc.	4,125	18,480
Dick's Sporting Goods, Inc.	3,444	373,949
†Duluth Holdings, Inc. Class B	753	4,526
†Five Below, Inc.	2,411	387,930
†Floor & Decor Holdings, Inc. Class A	4,351	393,765
Foot Locker, Inc.	8,253	143,190
†GameStop Corp. Class A	4,091	67,338
Gap, Inc.	12,803	136,096
†Genesco, Inc.	1,809	55,753
Group 1 Automotive, Inc.	1,309	351,741
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†GrowGeneration Corp.	2,382	$6,955
Guess?, Inc.	5,677	122,850
Haverty Furniture Cos., Inc.	1,170	33,673
Hibbett, Inc.	1,132	53,781
Home Depot, Inc.	15,567	4,703,725
†J Jill, Inc.	987	29,215
†Lands' End, Inc.	2,935	21,924
†Leslie's, Inc.	6,775	38,346
Lithia Motors, Inc.	1,842	543,998
†LL Flooring Holdings, Inc.	2,511	7,960
Lowe's Cos., Inc.	3,617	751,757
†MarineMax, Inc.	1,791	58,781
Monro, Inc.	2,081	57,789
Murphy USA, Inc.	1,506	514,645
†National Vision Holdings, Inc.	3,754	60,740
†ODP Corp.	3,561	164,340
†O'Reilly Automotive, Inc.	410	372,633
†Overstock.com, Inc.	3,668	58,028
Penske Automotive Group, Inc.	4,460	745,088
†Petco Health & Wellness Co., Inc.	3,697	15,121
PetMed Express, Inc.	1,442	14,780
†Revolve Group, Inc.	1,075	14,631
†RH	1,072	283,394
Ross Stores, Inc.	10,662	1,204,273
†Sally Beauty Holdings, Inc.	4,190	35,112
Shoe Carnival, Inc.	2,018	48,493
Signet Jewelers Ltd.	4,075	292,626
†Sleep Number Corp.	1,810	44,508
Sonic Automotive, Inc. Class A	1,581	75,509
†Sportsman's Warehouse Holdings, Inc.	1,747	7,844
†Stitch Fix, Inc. Class A	990	3,415
†Tile Shop Holdings, Inc.	4,218	23,157
†Tilly's, Inc. Class A	2,120	17,214
TJX Cos., Inc.	18,956	1,684,809
Tractor Supply Co.	4,416	896,669
†Ulta Beauty, Inc.	2,108	842,041
Upbound Group, Inc.	3,348	98,599
†Urban Outfitters, Inc.	6,503	212,583
Valvoline, Inc.	8,731	281,487
†Victoria's Secret & Co.	3,220	53,710
†Wayfair, Inc. Class A	2,115	128,106
Williams-Sonoma, Inc.	5,064	786,946
Winmark Corp.	203	75,745
†Zumiez, Inc.	1,585	28,213
		22,225,574
Technology Hardware, Storage & Peripherals–5.39%
Apple, Inc.	229,426	39,280,026
†Avid Technology, Inc.	1,312	35,253
†Corsair Gaming, Inc.	3,221	46,801
LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†CPI Card Group, Inc.	137	$2,537
Dell Technologies, Inc. Class C	6,255	430,970
Hewlett Packard Enterprise Co.	33,041	573,922
HP, Inc.	15,313	393,544
Immersion Corp.	1,963	12,975
†Intevac, Inc.	505	1,571
†IonQ, Inc.	3,116	46,366
NetApp, Inc.	7,200	546,336
†One Stop Systems, Inc.	2,641	4,886
†Pure Storage, Inc. Class A	5,495	195,732
Seagate Technology Holdings PLC	3,860	254,567
†Stratasys Ltd.	3,678	50,058
†Super Micro Computer, Inc.	2,621	718,731
†Turtle Beach Corp.	601	5,454
†Western Digital Corp.	8,583	391,642
Xerox Holdings Corp.	13,402	210,277
		43,201,648
Textiles, Apparel & Luxury Goods–0.78%
†Allbirds, Inc. Class A	2,070	2,298
†Capri Holdings Ltd.	6,876	361,746
Carter's, Inc.	3,084	213,259
Columbia Sportswear Co.	3,905	289,360
†Crocs, Inc.	2,725	240,427
†Culp, Inc.	857	4,782
†Deckers Outdoor Corp.	1,056	542,879
†Delta Apparel, Inc.	583	3,865
†Figs, Inc. Class A	10,968	64,711
†Fossil Group, Inc.	4,356	8,973
†G-III Apparel Group Ltd.	5,065	126,220
Hanesbrands, Inc.	26,411	104,588
Kontoor Brands, Inc.	2,536	111,356
Lakeland Industries, Inc.	306	4,611
Levi Strauss & Co. Class A	3,482	47,286
†Lululemon Athletica, Inc.	1,296	499,750
Movado Group, Inc.	1,488	40,697
NIKE, Inc. Class B	18,274	1,747,360
Oxford Industries, Inc.	1,080	103,820
PVH Corp.	3,292	251,871
Ralph Lauren Corp.	1,882	218,481
Rocky Brands, Inc.	542	7,967
†Skechers USA, Inc. Class A	5,696	278,819
Steven Madden Ltd.	4,035	128,192
Superior Group of Cos., Inc.	478	3,719
Tapestry, Inc.	13,865	398,619
†Under Armour, Inc. Class A	17,063	112,827
†Unifi, Inc.	1,589	11,282
†Vera Bradley, Inc.	4,817	31,840
VF Corp.	12,868	227,378
Wolverine World Wide, Inc.	4,245	34,215
		6,223,198
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.19%
Altria Group, Inc.	11,753	$494,214
Philip Morris International, Inc.	9,405	870,715
Turning Point Brands, Inc.	703	16,232
Universal Corp.	1,492	70,437
Vector Group Ltd.	7,114	75,693
		1,527,291
Trading Companies & Distributors–1.21%
Air Lease Corp.	8,537	336,443
Alta Equipment Group, Inc.	1,479	17,837
Applied Industrial Technologies, Inc.	2,223	343,698
†Beacon Roofing Supply, Inc.	4,965	383,149
†BlueLinx Holdings, Inc.	383	31,441
Boise Cascade Co.	2,267	233,592
†Core & Main, Inc. Class A	1,770	51,065
†Custom Truck One Source, Inc.	3,747	23,231
†Distribution Solutions Group, Inc.	1,378	35,828
†DXP Enterprises, Inc.	1,412	49,335
†EVI Industries, Inc.	812	20,154
Fastenal Co.	16,174	883,747
Ferguson PLC	2,396	394,070
GATX Corp.	2,433	264,783
Global Industrial Co.	2,361	79,094
†GMS, Inc.	2,996	191,654
H&E Equipment Services, Inc.	2,029	87,633
Herc Holdings, Inc.	1,751	208,264
†Hudson Technologies, Inc.	2,788	37,080
Karat Packaging, Inc.	551	12,706
McGrath RentCorp	1,676	168,002
†MRC Global, Inc.	5,465	56,016
MSC Industrial Direct Co., Inc. Class A	3,057	300,045
†NOW, Inc.	6,498	77,131
Rush Enterprises, Inc. Class A	5,893	246,097
†SiteOne Landscape Supply, Inc.	1,945	317,910
Textainer Group Holdings Ltd.	3,468	129,183
†Titan Machinery, Inc.	1,745	46,382
†Transcat, Inc.	587	57,508
=†Triton International Ltd.	4,168	342,904
United Rentals, Inc.	4,146	1,843,187
Veritiv Corp.	1,610	271,929
Watsco, Inc.	1,308	494,058
WESCO International, Inc.	3,455	496,898
†Willis Lease Finance Corp.	616	26,057
WW Grainger, Inc.	1,618	1,119,397
		9,677,508
LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.14%
American States Water Co.	1,681	$132,261
American Water Works Co., Inc.	3,453	427,585
Artesian Resources Corp. Class A	575	24,144
California Water Service Group	2,184	103,325
Consolidated Water Co. Ltd.	860	24,458
Essential Utilities, Inc.	6,714	230,492
Global Water Resources, Inc.	1,585	15,454
Middlesex Water Co.	968	64,130
†Pure Cycle Corp.	1,628	15,629
SJW Group	1,157	69,547
York Water Co.	500	18,745
		1,125,770
Wireless Telecommunication Services–0.23%
†Gogo, Inc.	4,647	55,439
Shenandoah Telecommunications Co.	3,690	76,051
Spok Holdings, Inc.	803	11,459
Telephone & Data Systems, Inc.	6,032	110,446
†T-Mobile U.S., Inc.	10,589	1,482,989
†U.S. Cellular Corp.	2,733	117,437
		1,853,821
Total Common Stock (Cost $489,185,630)		798,590,650
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.01%
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	1,790	$47,274
Total Preferred Stock (Cost $44,737)		47,274
RIGHTS–0.00%
=†Achillion Pharmaceuticals, Inc. CVR	22,444	6,060
=†Albireo Pharma, Inc.	900	1,458
=†Chinook Therapeutics, Inc.	3,834	1,495
=†Contra Abiomed, Inc.	626	9,772
=†Contra Aduro Biotech, Inc.	227	597
=†Resolute Forest Products, Inc.	6,285	3,347
=†Spectrum Pharmaceuticals, Inc.	5,260	81
Total Rights (Cost $23,739)		22,810

MONEY MARKET FUND–0.28%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	2,249,255	2,249,255
Total Money Market Fund (Cost $2,249,255)		2,249,255

TOTAL INVESTMENTS–100.00% (Cost $491,503,361)	800,909,989
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	14,039
NET ASSETS APPLICABLE TO 45,883,409 SHARES OUTSTANDING–100.00%	$800,924,028

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 2 Fund–30

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$10,606,832	$—	$—	$10,606,832
Air Freight & Logistics	5,569,691	—	—	5,569,691
Automobile Components	4,753,708	—	—	4,753,708
Automobiles	6,073,947	—	—	6,073,947
Banks	37,366,890	—	—	37,366,890
Beverages	10,021,842	—	—	10,021,842
Biotechnology	19,623,372	—	20,476	19,643,848
Broadline Retail	13,051,588	—	—	13,051,588
Building Products	10,296,785	—	—	10,296,785
Capital Markets	22,196,570	—	—	22,196,570
Chemicals	17,980,562	—	—	17,980,562
Commercial Services & Supplies	7,370,731	—	— *	7,370,731
Communications Equipment	5,798,074	—	—	5,798,074
Construction & Engineering	5,665,361	—	—	5,665,361
Construction Materials	2,240,292	—	—	2,240,292
Consumer Finance	7,043,888	—	—	7,043,888
Consumer Staples Distribution & Retail	14,128,391	—	—	14,128,391
Containers & Packaging	6,360,023	—	—	6,360,023
Distributors	1,593,468	—	—	1,593,468
Diversified Consumer Services	2,843,897	—	—	2,843,897
Diversified Telecommunication Services	6,657,541	—	—	6,657,541
Electric Utilities	7,258,652	—	—	7,258,652
Electrical Equipment	7,459,862	—	—	7,459,862
Electronic Equipment, Instruments & Components	13,291,176	—	—	13,291,176
Energy Equipment & Services	8,199,888	—	—	8,199,888
Entertainment	7,200,842	—	—	7,200,842
Financial Services	29,105,667	—	—	29,105,667
Food Products	11,304,005	—	—	11,304,005
Gas Utilities	1,449,938	—	—	1,449,938
Ground Transportation	11,672,713	—	—	11,672,713
Health Care Equipment & Supplies	13,652,509	—	— *	13,652,509
Health Care Providers & Services	21,369,300	—	—	21,369,300
Health Care Technology	1,214,033	—	—	1,214,033
Hotels, Restaurants & Leisure	14,248,619	—	—	14,248,619
Household Durables	9,660,971	—	—	9,660,971
Household Products	9,153,319	—	—	9,153,319
Independent Power and Renewable Electricity Producers	1,605,992	—	—	1,605,992
Industrial Conglomerates	4,175,210	—	—	4,175,210
Insurance	25,622,727	—	—	25,622,727
Interactive Media & Services	27,615,203	—	—	27,615,203
IT Services	10,989,386	—	—	10,989,386
Leisure Products	2,387,656	—	—	2,387,656
Life Sciences Tools & Services	10,715,249	—	—	10,715,249
Machinery	25,326,271	—	—	25,326,271
Marine Transportation	725,129	—	—	725,129
Media	10,028,763	—	—	10,028,763
Metals & Mining	8,999,573	—	—	8,999,573
Multi-Utilities	3,501,567	—	—	3,501,567
Oil, Gas & Consumable Fuels	51,331,772	—	—	51,331,772
Paper & Forest Products	576,330	—	—	576,330
Passenger Airlines	2,818,682	—	—	2,818,682
Personal Care Products	2,861,747	—	—	2,861,747
Pharmaceuticals	25,741,483	—	—	25,741,483
Professional Services	14,024,303	—	—	14,024,303
Real Estate Management & Development	2,835,446	—	—	2,835,446
LVIP Dimensional U.S. Core Equity 2 Fund–31

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Semiconductors & Semiconductor Equipment	$38,783,484	$—	$—	$38,783,484
Software	58,584,444	—	—	58,584,444
Specialty Retail	22,225,574	—	—	22,225,574
Technology Hardware, Storage & Peripherals	43,201,648	—	—	43,201,648
Textiles, Apparel & Luxury Goods	6,223,198	—	—	6,223,198
Tobacco	1,527,291	—	—	1,527,291
Trading Companies & Distributors	9,334,604	—	342,904	9,677,508
Water Utilities	1,125,770	—	—	1,125,770
Wireless Telecommunication Services	1,853,821	—	—	1,853,821
Preferred Stock	47,274	—	—	47,274
Rights	—	—	22,810	22,810
Money Market Fund	2,249,255	—	—	2,249,255
Total Investments	$800,523,799	$—	$386,190	$800,909,989

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund–32